UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Real Estate Fund

4.30.2006 **Semiannual Report**

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 13

For more information
page 25

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks long-term growth of capital, with income as a secondary goal, by normally investing at least 80% of its assets in securities of U.S. and foreign real estate companies of any size. The Fund generally focuses on real estate investment trusts (REITs).

Over the last six months

*	Real estate securities continued producing strong results, once again outpacing the broad stock market.

*	The Fund’s apartment and lodging holdings benefited from strong demand and were particularly favorable performers.

*	The Fund’s exposure to mall stocks was a negative, with retailer Mills weighing down results.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
5.1%	Simon Property Group, Inc.
4.4%	Equity Residential Properties Trust
4.4%	General Growth Properties, Inc.
4.3%	ProLogis Co.
4.3%	Vornado Realty Trust
3.9%	Archstone-Smith Trust
3.6%	Host Hotels & Resorts, Inc.
3.6%	Equity Office Properties Trust
3.3%	Kimco Realty Corp.
3.2%	Avalonbay Communities, Inc.

As a percentage of net assets on April 30, 2006.

1

BY JAMES K. SCHMIDT, CFA, AND JOSEPH MARGUY, FOR THE SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGERS’ REPORT

JOHN HANCOCK Real Estate Fund

Recently, Joseph Marguy was named portfolio manager on the Fund’s management team, replacing Thomas Finucane, who has left the company to pursue other opportunities, and Lisa Welch, who is now concentrating fully on John Hancock’s bank and financial funds. Mr. Marguy, who joined the firm in 1999, has worked with the financial management team as a real estate research analyst for the last two years.

The real estate investment trust (REIT) market enjoyed another very strong period of performance. During the six months ending April 30, 2006, the MSCI US REIT Index gained 15.56% . This return was better than that of the broad stock market, as measured by the Standard & Poor’s 500 Index, which returned 9.64% during the same time frame.

“The real estate investment trust (REIT) market enjoyed another very strong period of performance.”

The stock market also performed well during the past six months, despite higher oil prices and four more interest rate hikes from the Federal Reserve Board. A stronger economy was a major reason for investors’ optimism. U.S. gross domestic product expanded by just 1.7% during the final quarter of 2005 — hindered by delayed effects from hurricanes Katrina and Rita last fall — but turned in impressive growth of 4.8% in the first quarter of 2006. All of the sectors in the Standard & Poor’s 500 Index gained ground during the period, with financial and energy stocks performing particularly well. The latter benefited greatly from rising oil prices, which grew on strong worldwide demand coupled with tight supplies.

Inflation remained surprisingly contained throughout the period in light of the economy’s robust expansion and the steadily rising cost of energy. These trends led investors to conclude that the Fed might soon take a breather in its several-years-long program of raising interest rates — a belief that contributed to the market’s gains.

2

Rising REITs

The REIT market once again bested its counterparts in the broad equity market. Real estate securities continued to benefit from strong underlying fundamentals, such as improving occupancy rates and growth in rental income. During the past six months, the steady flow of private capital into the REIT market was an especially significant driver of performance. Investors, noting an apparent discrepancy between the actual value of real estate properties and the public market valuations of real estate companies, have been active in taking formerly public real estate companies private through leveraged buyouts. As this trend has accelerated, speculation has increased about which companies may be next to go private — further fueling the REIT market’s gains. Another positive influence on performance was continued strong demand from foreign institutional investors, who have noted the strong performance and diversification benefits of owning real estate securities.

Fund performance

For the six months ending April 30, 2006, John Hancock Real Estate Fund’s Class A, Class B and Class C shares had total returns of 15.69%, 15.26% and 15.26%, respectively, at net asset value. This performance compared with the 15.88% return of the average specialty - real estate fund, according to Morningstar, Inc.1 Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

“On the plus side, the Fund was
  helped by overweightings in
  lodging and apartment REITs.”

Gains from apartments, hotels

On the plus side, the Fund was helped by overweightings in lodging and apartment REITs. Both groups were strong performers during the past six months. In the apartment sector, we benefited from positions in Avalonbay Communities, Inc. and Archstone-Smith Trust. Both companies manage apartment buildings in high-cost parts of the country. As mortgage rates and home prices have risen disproportionately in areas such as New York, Washington, D.C. and Southern California, it has become more

3

Industry
distribution[2]

Retail REITs	27%

Office REITs	20%

Residential
REITs	18%

Specialized
REITs	14%

Diversified
REITs	7%

Industrial
REITs	6%

Hotels, resorts &
cruise lines	4%

Real estate
management &
development	2%

Mortgage
REITs	1%

attractive for many potential homeowners to rent rather than buy. This trend has increased the demand for apartments, which in turn has enabled companies such as Avalonbay and Archstone to raise rental rates.

Lodging stocks, meanwhile, continued to benefit from strong demand for hotel rooms, especially from business travelers. This demand has meant that few hotel rooms were going empty, enabling hotel operators to steadily increase their rates and generate strong earnings.

Our exposure to regional mall REITs was one notable source of underperformance during the past six months. Although the sector turned in positive results, it failed to keep up with the strong-performing REIT market as a whole. A notable laggard was Mills Corp., a developer and operator of large retail entertainment centers around the world. Mills shares fell sharply on accounting concerns, following the company’s disclosure that some of its past earnings reports were unreliable and would have to be restated.

Outlook

We are looking for increased volatility from REITs, as we believe the asset class has become fully valued following three straight years — and five out of the last six — of double-digit returns. Real estate securities have outperformed the equity market for a number of years now, and we would not be surprised to see REITs underperform the broader market in future periods.

4

“We are looking for increased volatility from REITs...”

On the positive side, a significant amount of private capital remains invested in REITs, which could limit the market’s downside should security prices correct. Despite the potential for short-term market fluctuations, we continue to believe in the long-term investment potential and diversification benefits of real estate securities. We also are continuing to keep our eyes open for other real estate investments, including non-REIT investments, as well as international investments when we believe they represent compelling opportunities for our shareholders.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any spe-cific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2006.

5

A LOOK AT PERFORMANCE For the period ended April 30, 2006

	Class A	Class B	Class C
Inception date	9-30-98	3-1-00	3-1-00

Average annual returns with maximum sales charge (POP)
One year	19.05%	19.44%	23.44%

Five years	17.86	18.04	18.25

Since inception	15.69	19.64	19.64

Cumulative total returns with maximum sales charge (POP)
Six months	9.91	10.26	14.26

One year	19.05	19.44	23.44

Five years	127.39	129.20	131.20

Since inception	201.89	201.99	201.98

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1
Period beginning	3-1-00	3-1-00

Real Estate Fund	$30,199	$30,198

Index 1	10,485	10,485

Index 2	33,663	33,663

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

MSCI US REIT Index — Index 2 — is an unmanaged index consisting of the most actively traded real estate investment trusts.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*	Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
*	Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,156.90	$8.30
Class B	1,152.60	12.05
Class C	1,152.60	12.05

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,017.10	$7.77
Class B	1,013.60	11.28
Class C	1,013.60	11.28

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.55%, 2.25% and 2.25% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on April 30, 2006 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.04%		$73,262,038
(Cost $43,833,579)
Diversified REITs 6.83%		5,053,662

Crescent Real Estate Equities Co.	27,600	552,000

Liberty Property Trust	19,000	849,300

PS Business Parkes, Inc.	9,000	467,550

Vornado Realty Trust (L)	33,300	3,184,812
Hotels, Resorts & Cruise Lines 3.76%		2,783,802

Hilton Hotels Corp.	15,000	404,100

Marriott International, Inc. (Class A)	5,000	365,350

Morgans Hotel Group Co. (I)	15,000	270,000

Starwood Hotels & Resorts Worldwide, Inc. (L)	30,400	1,744,352
Industrial REITs 6.50%		4,808,598

AMB Property Corp.	24,000	1,199,760

First Industrial Realty Trust, Inc. (L)	10,700	419,868

ProLogis Co.	63,500	3,188,970
Mortgage REITs 1.42%		1,052,707

CapitalSource, Inc. (L)	28,678	673,933

iStar Financial, Inc.	9,900	378,774
Office REITs 20.15%		14,903,147

Alexandria Real Estate Equities, Inc.	11,000	996,600

Arden Realty, Inc.	16,000	725,440

Boston Properties, Inc. (L)	25,000	2,206,750

Brandywine Realty Trust	25,707	727,765

CarrAmerica Realty Corp.	12,000	537,120

Cousins Properties, Inc.	12,900	405,705

Duke Realty Corp. (L)	38,000	1,345,200

Equity Office Properties Trust	82,078	2,651,119

Glenborough Realty Trust, Inc.	15,200	318,440

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Office REITs (continued)

Mack-Cali Realty Corp.	21,500	$972,230

Reckson Associates Realty Corp.	31,300	1,273,284

Republic Property Trust	25,000	285,000

SL Green Realty Corp. (L)	14,800	1,465,200

Trizec Properties, Inc.	39,700	993,294
Oil & Gas Exploration & Production 0.29%		217,304

Shiningbank Energy Income Fund (Canada)	10,000	217,304
Real Estate Management & Development 1.89%		1,393,245

Brookfield Properties Corp. (Canada) (L)	30,750	987,075

Tejon Ranch Co. (I)(L)	9,000	406,170
Residential REITs 18.10%		13,388,553

Apartment Investment & Management Co. (Class A)	23,000	1,027,870

Archstone-Smith Trust (L)	58,502	2,859,578

Avalonbay Communities, Inc.	22,000	2,369,400

BRE Properties, Inc. (Class A)	12,000	646,560

Equity Residential Properties Trust	72,500	3,253,075

Essex Property Trust, Inc.	9,500	1,036,450

Home Properties, Inc. (L)	12,000	600,240

Post Properties, Inc.	11,000	480,590

United Dominion Realty Trust, Inc. (L)	41,000	1,114,790
Retail REITs 26.58%		19,660,640

CBL & Associates Properties, Inc.	28,400	1,135,716

Developers Diversified Realty Corp. (L)	32,400	1,723,680

General Growth Properties, Inc.	69,130	3,245,654

Getty Realty Corp.	12,000	331,680

Kimco Realty Corp.	65,000	2,413,450

Macerich Co. (The)	22,000	1,610,840

Mills Corp. (The)	8,800	280,808

New Plan Excel Realty Trust	35,500	875,075

Pan Pacific Retail Properties, Inc.	13,000	866,320

Pennsylvania Real Estate Investment Trust	9,791	397,123

Realty Income Corp.	25,000	566,750

Regency Centers Corp.	18,500	1,167,165

Simon Property Group, Inc. (L)	46,470	3,804,964

Weingarten Realty Investors	31,500	1,241,415

See notes to financial statements.

11

F I N A N C I A L   S TAT E M E N T S

Issuer		Shares	Value
Specialized REITs 13.52%			$10,000,380

DiamonRock Hospitality Co.		30,000	429,300

Extra Space Storage, Inc.		25,000	393,000

Health Care Property Investors, Inc. (L)		39,200	1,074,864

Health Care REIT, Inc.		14,500	504,600

Healthcare Realty Trust, Inc.		12,000	454,440

Highland Hospitality Corp.		20,000	258,000

Hospitality Properties Trust		21,000	905,100

Host Hotels & Resorts, Inc.		127,510	2,680,260

Public Storage, Inc. (L)		27,300	2,098,824

Shurgard Storage Centers, Inc.		11,400	717,972

Trustreet Properties, Inc.		20,000	288,000

Ventas, Inc.		6,000	196,020

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 30.70%			$22,706,849
(Cost $22,706,849)
Joint Repurchase Agreement 1.33%			981,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. — Dated 4-28-06 due 5-1-06
(secured by U.S. Treasury Inflation Indexed Bond 3.875%
due 4-15-29 and U.S. Treasury Inflation Indexed
Note 2.375% due 4-15-11)	4.710%	$981	981,000

		Shares
Cash Equivalents 29.37%			21,725,849

AIM Cash Investment Trust (T)		21,725,849	21,725,849

Total investments 129.74%			$95,968,887

Other assets and liabilities, net (29.74%)			($21,997,360)

Total net assets 100.00%			$73,971,527

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

12

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $66,540,428) including
$21,346,867 of securities loaned	$95,968,887
Cash	125
Receivable for shares sold	55,125
Dividends and interest receivable	55,488
Other assets	3,906
Total assets	96,083,531

Liabilities

Payable for investments purchased	217,236
Payable for shares repurchased	71,814
Payable upon return of securities loaned	21,725,849
Payable to affiliates
Management fees	48,692
Distribution and service fees	6,453
Other	16,290
Other payables and accrued expenses	25,670
Total liabilities	22,112,004

Net assets

Capital paid-in	42,983,250
Accumulated net realized gain on investments	1,119,783
Net unrealized appreciation of investments	29,428,459
Accumulated net investment income	440,035
Net assets	$73,971,527

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($37,789,603 ÷ 1,837,255 shares)	$20.57
Class B ($22,910,869 ÷ 1,115,629 shares)	$20.54
Class C ($13,271,055 ÷ 646,050 shares)	$20.54

Maximum offering price per share

Class A1 ($20.57 ÷ 95%)	$21.65

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

13

F I N A N C I A L   S TAT E M E N T S

OPERATIONS For the period ended April 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $1,742)	$1,635,344
Interest	13,533
Securities lending	12,384
Total investment income	1,661,261

Expenses

Investment management fees	290,095
Class A distribution and service fees	54,155
Class B distribution and service fees	116,254
Class C distribution and service fees	65,848
Transfer agent fees	107,417
Registration and filing fees	20,055
Printing	13,661
Custodian fees	12,718
Accounting and legal services fees	8,054
Professional fees	7,942
Federal excise tax	7,128
Miscellaneous	4,285
Trustees’ fees	2,177
Compliance fees	1,011
Securities lending fees	493
Interest	169
Total expenses	711,462
Less expense reductions	(21,378)
Net expenses	690,084
Net investment income	971,177

Realized and unrealized gain

Net realized gain on investments	1,926,853
Change in net unrealized appreciation (depreciation)
of investments	7,502,499
Net realized and unrealized gain	9,429,352
Increase in net assets from operations	$10,400,529

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment income	$2,136,550	$971,177
Net realized gain	1,823,397	1,926,853
Change in net unrealized
appreciation (depreciation)	5,987,467	7,502,499
Increase in net assets resulting
from operations	9,947,414	10,400,529
Distributions to shareholders
From net investment income
Class A	(761,013)	(347,407)
Class B	(395,718)	(144,939)
Class C	(224,071)	(81,298)
From net realized gain
Class A	(707,324)	(958,818)
Class B	(580,112)	(629,699)
Class C	(327,482)	(350,105)
	(2,995,720)	(2,512,266)
From Fund share transactions	(2,295,163)	(4,154,183)

Net assets

Beginning of period	65,580,916	70,237,447
End of period [2]	$70,237,447	$73,971,527

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

2 Includes accumulated net investment income of $42,502 and $440,035, respectively.

See notes to financial statements.

15

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$10.21	$10.71	$10.52	$13.49	$16.65	$18.46
Net investment income[2]	0.45	0.40	0.51	0.49	0.60	0.30
Net realized and unrealized
gain on investments	0.86	0.03	2.87	3.06	2.02	2.53
Total from
investment operations	1.31	0.43	3.38	3.55	2.62	2.83
Less distributions
From net investment income	(0.37)	(0.36)	(0.41)	(0.33)	(0.41)	(0.19)
From net realized gain	(0.44)	(0.26)	—	(0.06)	(0.40)	(0.53)
	(0.81)	(0.62)	(0.41)	(0.39)	(0.81)	(0.72)
Net asset value,
end of period	$10.71	$10.52	$13.49	$16.65	$18.46	$20.57
Total return3.4 (%)	13.26	3.74	32.91	26.78	15.99	15.69[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$15	$18	$28	$34	$38
Ratio of expenses
to average net assets (%)	1.65	1.65	1.65	1.65	1.60	1.55[6]
Ratio of gross expenses
to average net assets[7] (%)	4.63	1.92	1.82	1.70	1.65	1.61[6]
Ratio of net investment income
to average net assets (%)	4.28	3.52	4.46	3.30	3.38	3.02[6]
Portfolio turnover (%)	274	327	195	98	13	4

See notes to financial statements.

16

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$10.21	$10.70	$10.51	$13.48	$16.63	$18.44
Net investment income[2]	0.38	0.32	0.43	0.39	0.48	0.23
Net realized and unrealized
gain on investments	0.84	0.03	2.87	3.05	2.02	2.52
Total from
investment operations	1.22	0.35	3.30	3.44	2.50	2.75
Less distributions
From net investment income	(0.29)	(0.28)	(0.33)	(0.23)	(0.29)	(0.12)
From net realized gain	(0.44)	(0.26)	—	(0.06)	(0.40)	(0.53)
	(0.73)	(0.54)	(0.33)	(0.29)	(0.69)	(0.65)
Net asset value,
end of period	$10.70	$10.51	$13.48	$16.63	$18.44	$20.54
Total return3.4 (%)	12.37	3.03	32.04	25.87	15.22	15.26[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$18	$21	$24	$23	$23
Ratio of expenses
to average net assets (%)	2.35	2.35	2.35	2.35	2.30	2.25[6]
Ratio of gross expenses
to average net assets[7] (%)	5.33	2.62	2.52	2.40	2.35	2.31[6]
Ratio of net investment income
to average net assets (%)	3.65	2.82	3.76	2.62	2.68	2.35[6]
Portfolio turnover (%)	274	327	195	98	13	4

See notes to financial statements.

17

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$10.21	$10.70	$10.51	$13.48	$16.63	$18.44
Net investment income[2]	0.39	0.32	0.42	0.38	0.48	0.23
Net realized and unrealized
gain on investments	0.83	0.03	2.88	3.06	2.02	2.52
Total from
investment operations	1.22	0.35	3.30	3.44	2.50	2.75
Less distributions
From net investment income	(0.29)	(0.28)	(0.33)	(0.23)	(0.29)	(0.12)
From net realized gain	(0.44)	(0.26)	—	(0.06)	(0.40)	(0.53)
	(0.73)	(0.54)	(0.33)	(0.29)	(0.69)	(0.65)
Net asset value,
end of period	$10.70	$10.51	$13.48	$16.63	$18.44	$20.54
Total return3.4 (%)	12.37	3.03	32.04	25.87	15.22	15.26[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$9	$11	$14	$13	$13
Ratio of expenses
to average net assets (%)	2.35	2.35	2.35	2.35	2.30	2.25[6]
Ratio of gross expenses
to average net assets[7] (%)	5.33	2.62	2.52	2.40	2.35	2.31[6]
Ratio of net investment income
to average net assets (%)	3.55	2.82	3.74	2.61	2.69	2.33[6]
Portfolio turnover (%)	274	327	195	98	13	4

[1] Semiannual period from 11-1-05 through 4-30-06. Unaudited.
[2] Based on the average of the shares outstanding.
[3] Assumes dividend reinvestment and does not reflect the effect of sales charges.
[4] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[5] Not annualized.
[6] Annualized.
[7] Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

18

NOTES TO STATEMENTS Unaudited
Note A
Accounting policies

John Hancock Real Estate Fund (the “Fund”) is a diversified series of John Hancock Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

19

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2006, the Fund loaned securities having a market value of $21,346,867 collateralized by cash in the amount of $21,725,849. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $2,719,669 and long-term capital gain $276,051. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles

20

generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $1,500,000,000 of the Fund’s average daily net asset value and (b) 0.75% of the Fund’s daily average net asset value in excess of $1,500,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Adviser had agreed to limit the Fund’s total expenses excluding the distribution and service fees, to 1.35% of the Fund’s average daily net asset value, on an annual basis, until February 28, 2006. There was no expense reduction related to the total expense limitation for the period ended April 30, 2006. Effective March 1, 2006, the Adviser eliminated the Fund’s expense limitation.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $41,370 with regard to sales of Class A shares. Of this amount, $6,145 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $32,800 was paid as sales commissions to unrelated broker-dealers and $2,425 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares

21

being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended April 30, 2006, CDSCs received by JH Funds amounted to $31,355 for Class B shares and $762 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $21,378 for the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser and affili-ates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $8,054. The Fund also paid the Adviser the amount of $694 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as another asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

22

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Period ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	834,287	$14,689,181	242,434	$4,810,912
Distributions reinvested	76,223	1,356,973	64,542	1,212,535
Repurchased	(744,024)	(13,052,803)	(316,626)	(6,236,456)
Net increase (decrease)	166,486	$2,993,351	(9,650)	($213,009)

Class B shares
Sold	360,341	$6,339,336	73,894	$1,476,892
Distributions reinvested	49,965	887,657	37,841	706,632
Repurchased	(583,500)	(10,247,370)	(255,045)	(5,022,754)
Net decrease	(173,194)	($3,020,377)	(143,310)	($2,839,230)

Class C shares
Sold	85,439	$1,491,887	18,835	$369,570
Distributions reinvested	27,948	496,500	21,114	394,277
Repurchased	(241,355)	(4,256,524)	(94,907)	(1,865,791)
Net decrease	(127,968)	($2,268,137)	(54,958)	($1,101,944)

Net decrease	(134,676)	($2,295,163)	(207,918)	($4,154,183)

1 Semiannual period from11-1-05 through 4-30-06. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006, aggregated $2,990,559 and $9,034,215, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $67,727,129. Gross unrealized appreciation and depreciation of investments aggregated $29,523,206 and $1,281,448, respectively, resulting in net unrealized appreciation of $28,241,758. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and the differing treatment of certain distributions received from REITs.

23

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

24

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
Officers	Sovereign Asset	Wilmer Cutler Pickering
Keith F. Hartstein	Management LLC	Hale and Dorr LLP
President and	101 Huntington Avenue	60 State Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02109-1803
William H. King
Vice President and Treasurer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

25

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Real Estate Fund.

050SA 4/06 6/06

JOHN HANCOCK

Multi Cap Growth Fund

4.30.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,

President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks long-term capital appreciation by normally investing in a diversified portfolio of growth-oriented stocks of U.S. and foreign companies of any size.

Over the last six months

*	Stocks moved higher, buoyed by economic strength and positive corporate earnings growth.

*	Small- and mid-cap stocks generated superior earnings and revenue growth, beating their large-cap peers.

*	Strong stock picking, especially in the consumer discretionary and technology sectors, and a bias toward small- and mid-cap stocks, aided the Fund’s performance.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
2.8%	AES Corp. (The)
2.7%	Amgen, Inc.
2.6%	Procter & Gamble Co. (The)
2.6%	Select Comfort Corp.
2.3%	Mentor Graphics Corp.
2.3%	Ambassadors Group, Inc.
2.2%	Palm, Inc.
2.2%	Nokia Corp.
2.1%	Macrovision Corp.
2.0%	Affiliated Managers Group, Inc.

As a percentage of net assets on April 30, 2006.

1

BY THOMAS P. NORTON, CFA, FOR THE SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGER’S REPORT

JOHN HANCOCK

Multi Cap Growth Fund

Recently, Thomas Norton began managing the Multi Cap Growth Fund, replacing Anurag Pandit who left the company to pursue other opportunities. Mr. Norton, who joined John Hancock in 2002, is also a portfolio manager on several other John Hancock growth-oriented portfolio management teams.

Stocks advanced for the six months ended April 30, 2006, buoyed by economic strength, positive revenue and earnings growth and favorable valuations. Although interest rates rose and energy prices remained at high levels, neither could deter the market’s momentum. Small- and mid-cap stocks generated superior earnings and revenue growth, helping them to outpace large-cap stocks by a wide margin. For the six-month period, the small-cap Russell 2000 Growth Index returned 20.31%, compared to 7.06% for the large-cap Russell 1000 Growth Index. Value stocks edged out growth stocks across all market capitalizations, fueled by strong gains in sectors such as energy, materials and industrials that are more heavily represented in the value indexes.

“Stocks advanced for the six months ended April 30, 2006, buoyed by economic strength, positive revenue and earnings growth and favorable valuations.”

Performance review

For the six months ended April 30, 2006, John Hancock Multi Cap Growth Fund’s Class A, Class B and Class C shares posted total returns of 15.89%, 15.47% and 15.35%, respectively, at net asset value. These gains beat the 13.59% return of the Fund’s benchmark, a blended index that is 50% Russell 1000 Growth Index and 50% Russell 2000 Growth Index. The Fund was nearly in line with the average return for the Morningstar, Inc. peer group of mid-cap growth funds, which was 16.08% over the six-month period.1 Strong stock selection and a bias toward small- and mid-cap stocks helped the Fund beat the benchmark, while large-cap investments hampered returns relative to the Morningstar peer group. Keep in mind that your net asset value return will be different from the Fund’s if you were not invested in the Fund for

2

the entire period and did not reinvest all distributions. Long-term performance information can be found on pages six and seven.

Winners in consumer and technology

The Fund’s bottom-up stock selection produced strong gains, particularly in the consumer discretionary and technology sectors. In the former, our focus was on companies whose businesses would not be vulnerable if rising interest rates and high energy prices dampened consumer spending. Select Comfort Corp., a small company that makes sleep number mattresses, and Nutri/System, Inc., a small company that runs weight-loss programs, were especially strong performers. Select Comfort’s stock made a nice comeback after it resolved an issue surrounding mold in one of its mattresses. In addition, the business benefited from a strong distribution pipeline, good products, solid management and improved industry pricing. Nutri/System saw profit margins expand as it gained new customers after revamping some of its food products.

We took advantage of good businesses whose stocks were selling at attractive valuations by adding to our technology position, which represented on average nearly one-third of assets and included a range of hardware and software names. Standouts included mid-cap companies Palm, Inc. and Amdocs Ltd. Palm has a popular new product called Treo that gives people mobile access to the Internet, phone and e-mail. The stock benefited from market-share gains as its main competitor struggled with a very public patent fight that threatened to shut its business down. Amdocs supplies support software for telecommunications services providers, as well as publishing software for printed phone books and electronic Internet directories. Strong demand for the company’s services and the announcement of some new business contracts helped boost the company’s outlook and its stock price.

“The Fund’s bottom-up stock selection produced strong gains, particularly in the consumer discretionary and technology sectors.”

Standouts in financials and energy

Financials and energy were relatively small sectors that nevertheless had a strong impact on performance. The Fund benefited from focusing on financial-services companies whose businesses were less dependent on low or stable interest rates. Both E*TRADE

3

Sector
distribution[2]

Information
technology	36%

Health care	20%

Consumer
discretionary	15%

Consumer
staples	7%

Industrials	7%

Energy	6%

Financials	5%

Utilities	3%

Financial Corp., a mid-size online firm, and Affiliated Managers Group, Inc., a mid-cap holding company that owns investment management firms, rallied nicely. E*TRADE benefited as strong management and an expanding customer base helped it beat investors’ expectations. Affiliated Managers’ proven business model and deft execution produced strong earnings and revenue growth that drove its stock sharply higher. Despite a milder-than-expected winter, energy stocks continued to rally, fueled by growing worldwide demand and high commodity prices. The Fund owned some names that did quite well, including Atwood Oceanics, Inc., an international offshore drilling company that climbed as demand for drilling rigs increased and pricing improved.

Disappointments in health care

Gains like these more than offset disappointing performance from the Fund’s health care investments, which included pharmaceutical, biotechnology, medical service and medical products stocks. The sector remained under pressure, as patent expirations, a lack of pending blockbuster products and competition from generics pressured large pharmaceutical companies. Detractors included Alcon, Inc., a company that makes eye-care products. Its stock sank after the Food and Drug Administration delayed approvals on some of the company’s new products, causing it to miss earnings expectations. In addition, Amgen, Inc., a large biotech company, suffered as it fell from investor favor amid growing concerns that competition from generics would increase. The Fund lost added

4

ground from having below-average stakes in industrials and materials — sectors that did quite well during the period

“We believe the market could generate average or above-average returns in the coming year amid slowing but stable economic growth.”

Cautiously optimistic outlook

We believe the market could generate average or above-average returns in the coming year amid slowing but stable economic growth. We believe stocks are attractive, given their strong potential for earnings growth and reasonable valuations. They also stand to benefit as the Federal Reserve nears the end of its interest rate hikes. We plan to keep the portfolio diversified across industries and market caps, while concentrating on those stocks that we think have the best prospects for earnings and revenue growth. We believe the Fund’s flexibility to invest across a range of market caps gives it an advantage in seeking out the best opportunities in any type of market conditions. Going forward, we will most likely tilt the portfolio toward companies that serve other businesses rather than the consumer, and adding companies with greater exposure to non-U.S. markets.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any spe-cific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2006.

5

A LOOK AT PERFORMANCE For the period ended April 30, 2006

	Class A	Class B	Class C
Inception date	12-1-00	12-1-00	12-1-00

Average annual returns with maximum sales charge (POP)
One year	17.65%	17.99%	21.86%

Five years	3.40	3.40	3.73

Since inception	–0.76	–0.68	–0.51

Cumulative total returns with maximum sales charge (POP)
Six months	10.09	10.47	14.35

One year	17.65	17.99	21.86

Five years	18.19	18.19	20.08

Since inception	–4.03	–3.61	–2.74

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C1
Period beginning	12-1-00	12-1-00

Without sales charge	$9,736	$9,726

With maximum sales charge	9,639	9,726

Index	10,515	10,515

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used combining 50% of the Russell 1000 Growth Index, an unmanaged index composed of the Russell 1000 securities that have a greater-than-average growth orientation, and 50% of the Russell 2000 Growth Index, an unmanaged index that contains those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*	Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
*	Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,158.90	$7.49
Class B	1,154.70	11.22
Class C	1,153.50	11.21

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,017.85	$7.00
Class B	1,014.38	10.49
Class C	1,014.38	10.49

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.40%, 2.10% and 2.10% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on April 30, 2006 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.53%		$13,192,158
(Cost $10,648,649)
Apparel Retail 3.58%		479,298

Chico’s FAS, Inc. (I)	4,400	163,064

Guess?, Inc. (I)	2,350	93,130

Jos. A. Bank Clothiers, Inc. (I)(L)	5,312	223,104
Apparel, Accessories & Luxury Goods 0.89%		118,872

Coach, Inc. (I)	3,600	118,872
Application Software 10.17%		1,361,144

Amdocs Ltd. (Channel Islands) (I)	6,000	223,200

BEA Systems, Inc. (I)	14,950	198,087

Cadence Design Systems, Inc. (I)	14,350	271,646

Epicor Software Corp. (I)	9,350	113,415

Hyperion Solutions Corp. (I)	3,975	121,715

Mentor Graphics Corp. (I)	23,300	305,929

OpenTV Corp. (Class A) (I)	44,150	127,152
Asset Management & Custody Banks 3.21%		429,368

Affiliated Managers Group, Inc. (I)(L)	2,700	273,510

Ameriprise Financial, Inc.	420	20,597

SEI Investments Co.	3,150	135,261
Auto Parts & Equipment 1.04%		139,679

BorgWarner, Inc.	2,300	139,679
Biotechnology 2.68%		358,810

Amgen, Inc. (I)	5,300	358,810

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Communications Equipment 7.38%		$988,434

Finisar Corp. (I)(L)	7,750	36,425

InterDigital Communications Corp. (I)	9,550	241,806

Nokia Corp., American Depositary Receipt (ADR) (Finland)	12,882	291,906

Research In Motion Ltd. (Canada) (I)	2,350	180,080

Sonus Networks, Inc. (I)	6,700	33,299

Tekelec (I)	14,350	204,918
Computer Hardware 3.99%		534,229

Apple Computer, Inc. (I)	1,100	77,429

International Business Machines Corp.	1,900	156,446

Palm, Inc. (I)	13,290	300,354
Computer Storage & Peripherals 0.71%		95,358

Brocade Communications Systems, Inc. (I)	13,300	81,928

LaserCard Corp. (I)	790	13,430
Construction & Farm Machinery & Heavy Trucks 0.93%		123,952

Astec Industries, Inc. (I)	3,150	123,952
Consumer Electronics 1.15%		154,112

Sony Corp., ADR (Japan)	3,149	154,112
Consumer Finance 0.84%		113,001

American Express Co.	2,100	113,001
Diversified Commercial & Professional Services 3.43%		459,077

Coinstar, Inc. (I)(L)	9,300	253,611

CoStar Group, Inc. (I)	2,450	138,302

West Corp. (I)	1,450	67,164
Electrical Components & Equipment 1.57%		210,168

American Power Conversion Corp.	9,450	210,168
Electronic Manufacturing Services 1.86%		248,738

LoJack Corp. (I)	11,250	248,738
Health Care Equipment 7.87%		1,054,193

Advanced Medical Optics, Inc. (I)	3,713	173,026

ArthroCare Corp. (I)(L)	4,050	183,586

Becton, Dickinson & Co.	3,650	230,096

Greatbatch, Inc. (I)	1,950	47,775

Hospira, Inc. (I)	6,630	255,587

Kyphon, Inc. (I)	3,950	164,123
Health Care Supplies 1.84%		246,647

Alcon, Inc. (Switzerland)	2,425	246,647

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Homefurnishing Retail 2.60%		$347,652

Select Comfort Corp. (I)(L)	8,700	347,652
Hotels, Resorts & Cruise Lines 2.25%		301,710

Ambassadors Group, Inc.	11,300	301,710
Household Products 2.63%		352,171

Procter & Gamble Co. (The)	6,050	352,171
Hypermarkets & Super Centers 1.63%		218,395

Wal-Mart Stores, Inc.	4,850	218,395
Independent Power Producers & Energy Traders 2.76%		369,098

AES Corp. (The) (I)	21,750	369,098
Industrial Machinery 1.03%		137,837

Danaher Corp.	2,150	137,837
Integrated Telecommunication Services 0.15%		19,656

NeuStar, Inc. (Class A) (I)	560	19,656
Internet Retail 1.44%		192,722

Nutri/System, Inc. (I)(L)	2,840	192,722
Internet Software & Services 3.21%		429,387

Digital River, Inc. (I)	4,200	182,868

SkillSoft Plc, ADR (Ireland) (I)	45,150	246,519
Investment Banking & Brokerage 1.41%		189,088

E*TRADE Financial Corp. (I)	7,600	189,088
Oil & Gas Drilling 1.51%		202,730

Atwood Oceanics, Inc. (I)	3,800	202,730
Oil & Gas Equipment & Services 2.51%		335,730

Grant Prideco, Inc. (I)	1,650	84,480

W-H Energy Services, Inc. (I)	5,000	251,250
Oil & Gas Exploration & Production 1.55%		207,010

Denbury Resources, Inc. (I)	6,350	207,010
Pharmaceuticals 7.34%		983,303

Abbot Laboratories	6,050	258,577

Johnson & Johnson	4,350	254,953

Lilly (Eli) & Co.	5,000	264,600

Pfizer, Inc.	8,100	205,173
Publishing 0.85%		114,080

Meredith Corp.	2,300	114,080

See notes to
financial statements.

12

F I N A N C I A L    S TAT E M E N T S

Issuer				Shares	Value
Semiconductor Equipment 2.50%					$334,698

Applied Materials, Inc.				7,450	133,728

MEMC Electronic Materials, Inc. (I)				4,950	200,970
Semiconductors 2.07%					277,149

Advanced Analogic Technologies, Inc. (I)(L)				12,150	136,323

CSR Plc (United Kingdom) (I)				3,348	73,574

Vitesse Semiconductor Corp. (I)(L)				36,550	67,252
Soft Drinks 3.18%					425,203

Hansen Natural Corp. (I)				1,350	174,771

PepsiCo, Inc.				4,300	250,432
Specialized Consumer Services 0.75%					100,466

Sotheby’s Holdings, Inc. (Class A) (I)				3,350	100,466
Systems Software 4.02%					538,993

Macrovision Corp. (I)				12,200	279,380

Microsoft Corp.				10,750	259,613

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 13.64%					$1,826,932
(Cost $1,826,932)
Government U.S. Agency 1.57%					210,000

Federal Home Loan Bank, Disc Note	4.649%	5-1-06	AAA	$210	210,000

				Shares
Cash Equivalents 12.07%					1,616,932

AIM Cash Investment Trust (T)				1,616,932	1,616,932

Total investments 112.17%					$15,019,090

Other assets and liabilities, net (12.17%)					($1,629,583)

Total net assets 100.00%					$13,389,507

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $12,475,581) including
$1,562,264 of securities loaned	$15,019,090
Cash	2,327
Receivable for shares sold	19,774
Dividends receivable	4,592
Other assets	451
Total assets	15,046,234

Liabilities
Payable for shares repurchased	3,209
Payable upon return of securities loaned	1,616,932
Payable to affiliates
Management fees	8,162
Distribution and service fees	1,096
Other	3,132
Other payables and accrued expenses	24,196
Total liabilities	1,656,727

Net assets

Capital paid-in	10,685,356
Accumulated net realized gain on investments
and foreign currency transactions	219,447
Net unrealized appreciation of investments	2,543,509
Accumulated net investment loss	(58,805)
Net assets	$13,389,507

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($7,657,347 ÷ 772,268 shares)	$9.92
Class B ($4,064,027 ÷ 422,207 shares)	$9.63
Class C ($1,668,133 ÷ 173,340 shares)	$9.62

Maximum offering price per share

Class A1 ($9.92 ÷ 95%)	$10.44

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the period ended April 30, 2006 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $951)	$37,941
Securities lending	5,233
Interest	3,825
Total investment income	46,999

Expenses
Investment management fees	46,427
Class A distribution and service fees	10,458
Class B distribution and service fees	19,131
Class C distribution and service fees	7,910
Transfer agent fees	19,452
Registration and filing fees	13,972
Printing	6,895
Custodian fees	6,599
Professional fees	5,750
Miscellaneous	2,254
Accounting and legal services fees	1,324
Trustees’ fees	305
Securities lending fees	198
Compliance fees	175
Interest	55
Total expenses	140,905
Less expense reductions	(35,312)
Net expenses	105,593
Net investment loss	(58,594)

Realized and unrealized gain
Net realized gain on
Investments	673,001
Foreign currency transactions	191
Change in net unrealized appreciation
(depreciation) of investments	1,155,663
Net realized and unrealized gain	1,828,855
Increase in net assets from operations	$1,770,261

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

15

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment loss	($75,958)	($58,594)
Net realized gain	342,986	673,192
Change in net unrealized
appreciation (depreciation)	515,818	1,155,663
Increase in net assets resulting
from operations	782,846	1,770,261
From Fund share transactions	278,588	459,340

Net assets
Beginning of period	10,098,472	11,159,906
End of period[2]	$11,159,906	$13,389,507

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

2 Includes accumulated net investment loss of $211 and $58,805, respectively.

See notes to financial statements.

16

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01[1,2]	10-31-02[2]	10-31-03	10-31-04	10-31-05	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$10.00	$6.78	$5.71	$7.33	$7.92	$8.56
Net investment loss[4]	(0.05)	(0.06)	(0.03)	(0.05)	(0.03)	(0.03)
Net realized and unrealized
gain (loss) on investments	(3.17)	(0.91)	1.65	0.64	0.67	1.39
Total from
investment operations	(3.22)	(0.97)	1.62	0.59	0.64	1.36
Less distributions
From net investment income	—	(0.10)	—	—	—	—
Net asset value, end of period	$6.78	$5.71	$7.33	$7.92	$8.56	$9.92
Total return[5,6] (%)	(32.20)[7]	(14.24)	28.37	8.05	8.08	15.89[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$2	$2	$3	$5	$6	$8
Ratio of expenses
to average net assets (%)	1.40[8]	1.40	1.40	1.40	1.40	1.40[8]
Ratio of gross expenses
to average net assets[9] (%)	6.03[8]	4.05	3.29	2.51	2.40	1.97[8]
Ratio of net investment loss
to average net assets (%)	(0.80)[8]	(0.96)	(0.55)	(0.71)	(0.40)	(0.64)[8]
Portfolio turnover (%)	106	103	66	64	56	22

See notes to financial statements.

17

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01[1,2]	10-31-02[2]	10-31-03	10-31-04	10-31-05	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$10.00	$6.74	$5.68	$7.24	$7.77	$8.34
Net investment loss[4]	(0.10)	(0.11)	(0.08)	(0.10)	(0.09)	(0.06)
Net realized and unrealized
gain (loss) on investments	(3.16)	(0.89)	1.64	0.63	0.66	1.35
Total from investment operations	(3.26)	(1.00)	1.56	0.53	0.57	1.29
Less distributions
From net investment income	—	(0.06)	—	—	—	—
Net asset value, end of period	$6.74	$5.68	$7.24	$7.77	$8.34	$9.63
Total return[5,6] (%)	(32.60)[7]	(14.80)	27.46	7.32	7.34	15.47[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$1	$3	$3	$3	$4
Ratio of expenses
to average net assets (%)	2.10[8]	2.10	2.10	2.06	2.10	2.10[8]
Ratio of gross expenses
to average net assets[9] (%)	6.73[8]	4.75	3.99	3.17	3.10	2.67[8]
Ratio of net investment loss
to average net assets (%)	(1.57)[8]	(1.66)	(1.27)	(1.37)	(1.04)	(1.34)[8]
Portfolio turnover (%)	106	103	66	64	56	22

See notes to financial statements.

18

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01[1,2]	10-31-02[2]	10-31-03	10-31-04	10-31-05	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$10.00	$6.74	$5.68	$7.24	$7.77	$8.34
Net investment loss[4]	(0.10)	(0.11)	(0.08)	(0.11)	(0.08)	(0.06)
Net realized and unrealized
gain (loss) on investments	(3.16)	(0.89)	1.64	0.64	0.65	1.34
Total from
investment operations	(3.26)	(1.00)	1.56	0.53	0.57	1.28
Less distributions
From net investment income	—	(0.06)	—	—	—	—
Net asset value, end of period	$6.74	$5.68	$7.24	$7.77	$8.34	$9.62
Total return[5,6] (%)	(32.60)[7]	(14.79)	27.46	7.32	7.34	15.35[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$1	$1	$2	$1	$2
Ratio of expenses
to average net assets (%)	2.10[8]	2.09	2.10	2.10	2.10	2.10[8]
Ratio of gross expenses
to average net assets[9] (%)	6.72[8]	4.74	3.99	3.21	3.10	2.67[8]
Ratio of net investment loss
to average net assets (%)	(1.56)[8]	(1.65)	(1.26)	(1.39)	(0.99)	(1.34)[8]
Portfolio turnover (%)	106	103	66	64	56	22

1 Class A, Class B and Class C shares began operations on 12-1-00.
2 Audited by previous auditor.
3 Semiannual period from 11-1-05 through 4-30-06. Unaudited.
4 Based on the average of the shares outstanding.
5 Assumes dividend reinvestment and does not reflect the effect of sales charges.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

19

NOTES TO STATEMENTS Unaudited
Note A
Accounting policies

John Hancock Multi Cap Growth Fund (the “Fund”) is a diversified series of John Hancock Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign

20

currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2006, the Fund loaned securities having a market value of $1,562,264 collateralized by cash in the amount of $1,616,932. The cash

21

collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $447,058 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carry-forward expires as follows: October 31, 2010 —$399,069 and October 31, 2011 — $47,989.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund’s average daily net asset value and (b) 0.70% of the Fund’s average daily net asset value in excess of $750,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund, and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, to 1.10% of the Fund’s average daily net asset value, on an annual basis, at least until

22

February 28, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $33,424 for the period ended April 30, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $7,826 with regard to sales of Class A shares. Of this amount, $1,152 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,860 was paid as sales commissions to unrelated broker-dealers and $814 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, CDSCs received by JH Funds amounted to $2,232 for Class B shares and $137 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $1,888 for the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $1,324. The Fund also paid the Adviser the amount of $419 for certain publishing services,

23

included in the printing fees. The Fund reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 196,000 Class A shares of beneficial interest of the Fund on April 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions

This listing illustrates the number of Fund’s shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Period ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	284,359	$2,393,850	94,495	$897,812
Repurchased	(141,962)	(1,201,797)	(65,537)	(614,197)
Net increase	142,397	$1,192,053	28,958	$283,615

Class B shares
Sold	202,319	$1,667,342	85,770	$779,084
Repurchased	(239,281)	(1,970,716)	(68,197)	(629,743)
Net increase (decrease)	(36,962)	($303,374)	17,573	$149,341

Class C shares
Sold	31,084	$258,140	15,318	$138,580
Repurchased	(106,338)	(868,231)	(12,105)	(112,196)
Net increase (decrease)	(75,254)	($610,091)	3,213	$26,384

Net increase	30,181	$278,588	49,744	$459,340

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

24

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006 aggregated $2,961,064 and $2,661,959, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $12,482,268. Gross unrealized appreciation and depreciation of investments aggregated $2,830,482 and $293,660, respectively, resulting in net unrealized appreciation of $2,536,822. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

25

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

26

ELECTRONIC DELIVERY Now available from John Hancock Funds
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How does electronic delivery benefit you?

*	No more waiting for the mail to arrive; you’ll receive an
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*	Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at
www.jhfunds.com/edelivery

27

OUR WEB SITE

A wealth of information —

www.jhfunds.com

View the latest information for your account.

Transfer money from one account to another.

Get current quotes for major market indexes.

Use our online calculators to help you with your
financial goals.

Get up-to-date commentary from John Hancock
Funds investment experts.

Access forms, applications and tax information.

28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
Officers	Sovereign Asset	Wilmer Cutler Pickering
Keith F. Hartstein	Management LLC	Hale and Dorr LLP
President and	101 Huntington Avenue	60 State Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02109-1803
William H. King
Vice President and Treasurer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

29

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Multi Cap Growth Fund.

100SA 4/06 6/06

JOHN HANCOCK

Focused Equity Fund

4.30.2006 **Semiannual Report**

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 25

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of U.S. and foreign companies that are primarily medium-capitalization companies in the capitalization range of the Standard & Poor’s MidCap 400 Index. The Fund uses a focused investment strategy and will typically concentrate its investments in 45 to 65 U.S. and foreign companies.

Over the last six months

*  Stocks posted double-digit gains as economic and profit growth proved to be better than expected; mid-cap stocks outperformed the broader market.

*  The outperformance of lower-quality stocks contributed to the portfolio’s underperformance of its benchmark index and peer group.

*  Industrial and materials stocks contributed favorably to results, while disappointing stock picks in the information technology and energy sectors detracted from performance.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
2.7%	Ventana Medical Systems, Inc.
2.6%	Lam Research Corp.
2.5%	IndyMac Bancorp, Inc.
2.4%	Bally Technologies, Inc.
2.3%	Portfolio Recovery Associates, Inc.
2.3%	DRS Technologies, Inc.
2.2%	Red Robin Gourmet Burgers, Inc.
2.2%	Jack Henry & Associates, Inc.
2.2%	Stantec, Inc.
2.2%	Varian Semiconductor Equipment Associates, Inc.
As a percentage of net assets on April 30, 2006.

1

MANAGERS’
REPORT

BY HENRY E. MEHLMAN, CFA, AND ALAN E. NORTON, CFA, FOR THE
SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

JOHN HANCOCK

Focused Equity Fund

Healthy profit and economic growth helped stocks post solid gains during the six months ended April 30, 2006. As the period began, the stock market was still struggling with the devastating damage inflicted by hurricanes Katrina and Rita. Investors were concerned about the negative impact that the natural disasters, along with rising interest rates and record-high prices for oil, would have on the U.S. economy and corporate earnings.

Despite these apparent headwinds, however, the underlying strength of the economy remained intact. After a modest, hurricane-induced hiccup in the final three months of 2005, the economy stormed back with an annual growth rate of nearly 5% in the first quarter of 2006. Profit growth also consistently exceeded expectations, with the companies in the Standard & Poor’s 500 Index producing double-digit earnings growth for the 16th consecutive quarter.

Small- and mid-cap stocks led the market’s advance; the Standard & Poor’s MidCap 400 Index returned 15.26% for the six months, surpassing the 9.64% return of the S&P 500 Index.

“Healthy profit and economic
growth helped stocks post solid
gains during the six months
ended April 30, 2006.”

Fund performance

For the six months ended April 30, 2006, John Hancock Focused Equity Fund’s Class A, Class B and Class C shares posted total returns of 13.70%, 13.25% and 13.53%, respectively, at net asset value. This performance trailed the 16.10% average return of Morningstar’s mid-cap growth fund category1 and the 15.27% return of the S&P MidCap 400 Index. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Despite a six-month return of more than 13%, the Fund lagged the performance of its benchmark index and Morningstar peer group average. One contributing factor was the outperformance of lower-quality stocks — those that tended to have a relatively low

2

return on equity, less profitability and higher debt levels. In contrast, we focus on high-quality mid-cap companies with reliable earnings growth, excellent profit margins and healthy balance sheets, as well as experienced management and a leading market position. Stocks with these characteristics have historically produced the best results over the long term, but lower-quality stocks can enjoy short-term periods of outperformance, especially in a strong economic environment.

Technology hurts results

Disappointing stock choices in the information technology sector weighed the most on relative results. We held a significant overweight in technology stocks, reflecting our expectations for increased capital expenditures on technology.

The weakest performer in the portfolio was Avid Technology, Inc., which makes video editing software, both for consumers and broad cast networks. After acquiring Pinnacle Systems, Inc. — one of its main competitors — in 2005, Avid has struggled to integrate Pinnacle’s products into its own consumer offerings. Nonetheless, we believe that Avid is well positioned to benefit from significant opportunities in digital editing and high-definition video going forward.

“...the best performance
contributors in the portfolio
came from cyclical sectors — those
most sensitive to the strength of
the economy...”

A recent addition to the portfolio, Comverse Technology, Inc. was another significant performance detractor. Comverse, a leading provider of wireless communications software and systems, fell on allegations that senior managers had backdated some of their stock option grants, thereby receiving more favorable exercise prices. While this matter is still being investigated, the company’s board acted swiftly by replacing senior management. Because we believe the issue does not and has not impacted cash flows or the fundamental strength of the company, we have maintained our holding.

Energy also detracted

The portfolio’s energy stocks also hindered performance relative to the benchmark index, largely because we reduced our exposure to this sector. The Fund held a slight overweight in energy at the start

3

Sector
distribution[2]

Information
technology	23%

Financials	17%

Health care	17%

Consumer
discretionary	17%

Industrials	16%

Energy	8%

Materials	2%

of the six-month period, but we trimmed our holdings in late 2005, moving to an underweight position because we were concerned about overly high expectations for future growth. Unfortunately, this sector performed well throughout the period.

Stock selection also detracted slightly from results. Oil exploration company Quicksilver Resources, Inc. and oil equipment manufacturer CARBO Ceramics, Inc. both declined during the period after failing to meet earnings expectations.

Good news in cyclical sectors

On the positive side, the best performance contributors in the portfolio came from cyclical sectors — those most sensitive to the strength of the economy — which were the performance leaders over the past six months. Three of the top five relative contributors were from the materials and industrial sectors.

Steel Dynamics, Inc., which produces hot-rolled steel and other structural steel products, was the best performer during the period. The company developed new products and expanded capacity to meet the demands of a growing economy. Strong domestic pricing, lower levels of imported steel and healthy demand contributed to the stock’s sharp gains.

Another top contributor was Monster Worldwide, Inc., an online job search company. The favorable economy and better-than-expected job growth contributed to increased traffic at the company’s site. Monster exceeded earnings expectations and increased profit estimates for 2006.

4

Health care proved favorable

In addition to technology, one of the portfolio’s biggest overweights was in the health care sector. Health care stocks lagged the broader market over the past six months, and consequently we see considerable unrecognized value in this sector.

Stock selection among health care stocks contributed favorably to overall performance. The top contributor was Gen-Probe, Inc., a maker of diagnostic products. Strong sales of its blood-screening products helped the company report better-than-expected earnings.

“We have positioned the portfolio to
benefit from increased capital
spending, most notably with our
overweights in industrial and
technology stocks.”

Outlook

We meet with more than 600 companies every year, and one of the trends we have seen is a shift toward increased spending on capital improvements, research and development, and marketing. Some investors don’t like to see companies sacrifice profitability, even in the short term, but we view this as a positive sign — corporations are expressing confidence in the future growth of their business. We have positioned the portfolio to benefit from increased capital spending, most notably with our overweights in industrial and technology stocks.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2006.

5

A LOOK AT
PERFORMANCE
For the period ended
April 30, 2006

	Class A	Class B	Class C
Inception date	11-1-00	11-1-00	11-1-00

Average annual returns with maximum sales charge (POP)
One year	23.33%	23.96%	28.11%

Five years	–3.41	–3.48	–3.06

Since inception	–3.05	–2.99	–2.79

Cumulative total returns with maximum sales charge (POP)
Six months	8.03	8.25	12.53

One year	23.33	23.96	28.11

Five years	–15.91	–16.21	–14.40

Since inception	–15.67	–15.35	–14.40

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s MidCap 400 Index.

	Class B	Class C1
Period beginning	11-1-00	11-1-00

Without sales charge	$8,550	$8,560

With maximum sales charge	8,465	8,560

Index	16,409	16,409

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s MidCap 400 Index is an unmanaged index of 400 domestic stocks of medium-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

7

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

*  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,137.00	$7.91
Class B	1,132.50	11.60
Class C	1,135.30	11.61

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,017.39	$7.47
Class B	1,013.92	10.95
Class C	1,013.92	10.95

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.49%, 2.19% and 2.19% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L  S TAT E M E N T S

FUND’S
INVESTMENTS
Securities owned
by the Fund on
April 30, 2006
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 100.15%		$18,166,984
(Cost $15,045,148)
Aerospace & Defense 4.41%		800,306

DRS Technologies, Inc.	7,350	408,146

L-3 Communications Holdings, Inc.	4,800	392,160
Air Freight & Logistics 1.96%		355,566

UTI Worldwide, Inc. (British Virgin Islands)	11,400	355,566
Application Software 2.23%		404,100

Jack Henry & Associates, Inc.	18,000	404,100
Asset Management & Custody Banks 4.23%		766,558

Eaton Vance Corp.	13,200	375,804

SEI Investments Co.	9,100	390,754
Biotechnology 1.98%		359,370

Martek Biosciences Corp. (I)(L)	12,100	359,370
Casinos & Gaming 4.49%		815,000

Bally Technologies, Inc. (I)	24,000	429,600

Station Casinos, Inc.	5,000	385,400
Communications Equipment 1.94%		351,075

Comverse Technology, Inc. (I)	15,500	351,075
Computer Hardware 3.68%		668,232

Avid Technology, Inc. (I)(L)	7,950	306,472

Trident Microsystems, Inc. (I)	13,600	361,760
Computer Storage & Peripherals 2.18%		395,390

QLogic Corp. (I)	19,000	395,390
Construction & Engineering 4.27%		775,213

Chicago Bridge & Iron Co. N.V. (NY Reg Shares) (Netherlands)	15,550	372,733

Stantec, Inc. (Canada) (I)	10,400	402,480

See notes to financial statements.

10

F I N A N C I A L  S TAT E M E N T S

Issuer	Shares	Value
Consumer Electronics 1.75%		$316,764

Harman International Industries, Inc.	3,600	316,764
Diversified Commercial & Professional Services 1.89%		343,434

ChoicePoint, Inc. (I)	7,800	343,434
Electronic Equipment Manufacturers 2.06%		372,863

FLIR Systems, Inc. (I)	15,250	372,863
Health Care Equipment 8.63%		1,565,535

Cytyc Corp. (I)	12,300	317,955

Kyphon, Inc. (I)	8,900	369,795

ResMed, Inc. (I)(L)	9,000	388,350

Ventana Medical Systems, Inc. (I)	10,050	489,435
Health Care Services 2.06%		373,440

Covance, Inc. (I)	6,400	373,440
Health Care Supplies 2.09%		379,637

Gen-Probe, Inc. (I)	7,100	379,637
Human Resource & Employment Services 1.90%		344,400

Monster Worldwide, Inc. (I)	6,000	344,400
IT Consulting & Other Services 4.04%		731,975

CACI International, Inc. (Class A) (I)	6,149	384,558

SRA International, Inc. (Class A) (I)	10,850	347,417
Oil & Gas Equipment & Services 3.75%		680,945

BJ Services Co.	8,000	304,400

CARBO Ceramics, Inc.	6,500	376,545
Oil & Gas Exploration & Production 3.97%		719,572

Quicksilver Resources, Inc. (I)	8,800	364,672

Whiting Petroleum Corp. (I)	8,400	354,900
Pharmaceuticals 2.11%		383,052

Medicis Pharmaceutical Corp. (Class A) (L)	11,650	383,052
Property & Casualty Insurance 2.18%		395,328

Ambac Financial Group, Inc.	4,800	395,328
Regional Banks 6.03%		1,093,141

Cullen/Frost Bankers, Inc.	6,050	350,174

UCBH Holdings, Inc.	22,300	394,487

Umpqua Holdings Corp.	13,200	348,480

See notes to financial statements.

11

F I N A N C I A L  S TAT E M E N T S

Issuer		Shares	Value
Restaurants 4.13%			$749,433

Cheesecake Factory, Inc. (The) (I)(L)		10,925	344,793

Red Robin Gourmet Burgers, Inc. (I)(L)		9,000	404,640
Semiconductor Equipment 4.79%			869,617

Lam Research Corp. (I)		9,600	469,248

Varian Semiconductor Equipment Associates, Inc. (I)		12,225	400,369
Semiconductors 1.96%			354,858

Cree, Inc. (I)		11,900	354,858
Specialized Finance 2.28%			414,173

Portfolio Recovery Associates, Inc. (I)(L)		8,050	414,173
Specialty Stores 6.41%			1,161,906

Michaels Stores, Inc.		10,500	397,215

O’Reilly Automotive, Inc. (I)		11,100	376,068

PetSmart, Inc.		14,050	388,623
Steel 2.13%			387,128

Steel Dynamics, Inc.		6,200	387,128
Thrifts & Mortgage Finance 2.46%			446,960

IndyMac Bancorp, Inc.		9,250	446,960
Trading Companies & Distributors 2.16%			392,013

Finning International, Inc. (Canada)		10,900	392,013

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 13.73%			$2,490,880
(Cost $2,490,880)
Joint Repurchase Agreement 0.35%			63,000

Investment in a joint repurchase agreement transaction
with Barclays — Dated 4-28-06, due 5-1-06
(Secured by U.S. Treasury Inflation Indexed Bond
3.875%, due 4-15-29 and U.S. Treasury Inflation
Indexed Note 2.375%, due 4-15-11)	4.710%	$63	63,000

		Shares
Cash Equivalents 13.38%			2,427,880

AIM Cash Investment Trust (T)		2,428	2,427,880

See notes to financial statements.

12

F I N A N C I A L  S TAT E M E N T S

Total investments 113.88%	$20,657,864

Other assets and liabilities, net (13.88%)	($2,517,379)

Total net assets 100.00%	$18,140,485

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L  S TAT E M E N T S

ASSETS AND
LIABILITIES
April 30, 2006
(unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $17,536,028)
including $2,381,598 of securities loaned	$20,657,864
Cash	619
Receivable for investments sold	381,635
Receivable for shares sold	22,992
Dividends and interest receivable	3,117
Other assets	1,271
Total assets	21,067,498

Liabilities
Payable for investments purchased	401,242
Payable for shares repurchased	47,853
Payable upon return of securities loaned	2,427,880
Payable to affiliates
Management fees	23,961
Distribution and service fees	1,584
Other	4,453
Other payables and accrued expenses	20,040
Total liabilities	2,927,013

Net assets
Capital paid-in	28,309,989
Accumulated net realized loss on investments
and foreign currency transactions	(13,198,467)
Net unrealized appreciation of investments	3,121,836
Accumulated net investment loss	(92,873)
Net assets	$18,140,485

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($9,379,046 ÷ 1,055,632 shares)	$8.88
Class B ($6,556,830 ÷ 766,464 shares)	$8.55
Class C ($2,204,609 ÷ 257,520 shares)	$8.56

Maximum offering price per share
Class A1 ($8.88 ÷ 95%)	$9.35

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L  S TAT E M E N T S

OPERATIONS
For the period ended
April 30, 2006
(unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $461)	$44,507
Interest	14,382
Securities lending	7,993
Total investment income	66,882

Expenses
Investment management fees	73,340
Class A distribution and service fees	13,060
Class B distribution and service fees	32,029
Class C distribution and service fees	10,719
Transfer agent fees	31,481
Registration and filing fees	19,178
Custodian fees	10,944
Printing	9,596
Professional fees	6,236
Miscellaneous	2,576
Accounting and legal services fees	1,924
Trustees’ fees	456
Compliance	314
Securities lending fees	294
Total expenses	212,147
Less expense reductions	(53,380)
Net expenses	158,767
Net investment loss	(91,885)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	1,049,228
Foreign currency transactions	(210)
Change in net unrealized appreciation (depreciation)
of investments	1,158,505
Net realized and unrealized gain	2,207,523
Increase in net assets from operations	$2,115,638

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment loss	($169,349)	($91,885)
Net realized gain	2,359,235	1,049,018
Change in net unrealized
appreciation (depreciation)	116,548	1,158,505
Increase in net assets resulting
from operations	2,306,434	2,115,638
From Fund share transactions	(816,707)	1,177,203

Net assets
Beginning of period	13,357,917	14,847,644
End of period[2]	$14,847,644	$18,140,485

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.
2 Includes accumulated net investment loss of $988 and $92,873, respectively.

See notes to financial statements.

16

F I N A N C I A L  H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01[1,2]	10-31-02[2]	10-31-03	10-31-04	10-31-05	4-30-06 [3]

Per share operating performance
Net asset value,
beginning of period	$10.00	$7.17	$4.66	$6.34	$6.53	$7.81
Net investment loss[4]	(0.10)	(0.06)	(0.05)	(0.05)	(0.06)	(0.03)
Net realized and unrealized
gain (loss) on investments	(2.73)	(2.45)	1.73	0.24	1.34	1.10
Total from investment operations	(2.83)	(2.51)	1.68	0.19	1.28	1.07
Net asset value, end of period	$7.17	$4.66	$6.34	$6.53	$7.81	$8.88
Total return[5,6] (%)	(28.30)[7]	(35.01)	36.05	3.00	19.60	13.70[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$12	$6	$6	$6	$7	$9
Ratio of expenses
to average net assets (%)	1.50[8]	1.50	1.50	1.50	1.50	1.49[8]
Ratio of gross expenses
to average net assets[9](%)	2.47[8]	2.13	2.68	2.39	2.47	2.11[8]
Ratio of net investment
loss to average net assets (%)	(1.09)[8]	(0.89)	(0.97)	(0.80)	(0.87)	(0.72)[8]
Portfolio turnover (%)	97	144	46	50	62	29

See notes to financial statements.

17

F I N A N C I A L  H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01[1,2]	10-31-02[2]	10-31-03	10-31-04	10-31-05	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$10.00	$7.12	$4.59	$6.21	$6.35	$7.55
Net investment loss[4]	(0.17)	(0.10)	(0.08)	(0.09)	(0.11)	(0.06)
Net realized and unrealized
gain (loss) on investments	(2.71)	(2.43)	1.70	0.23	1.31	1.06
Total from investment operations	(2.88)	(2.53)	1.62	0.14	1.20	1.00
Net asset value, end of period	$7.12	$4.59	$6.21	$6.35	$7.55	$8.55
Total return[5,6] (%)	(28.80)[7]	(35.53)	35.29	2.25	18.90	13.25[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$11	$5	$6	$5	$6	$7
Ratio of expenses
to average net assets (%)	2.20[8]	2.18	2.17	2.20	2.20	2.19[8]
Ratio of gross expenses
to average net assets[9] (%)	3.17[8]	2.81	3.35	3.09	3.17	2.81[8]
Ratio of net investment loss
to average net assets (%)	(1.80)[8]	(1.57)	(1.64)	(1.50)	(1.57)	(1.42)[8]
Portfolio turnover (%)	97	144	46	50	62	29

See notes to financial statements.

18

F I N A N C I A L  H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01[1,2]	10-31-02[2]	10-31-03	10-31-04	10-31-05	4-30-06[3]

Per share operating performance
Net asset value,
beginning of period	$10.00	$7.12	$4.59	$6.21	$6.35	$7.54
Net investment loss[4]	(0.17)	(0.10)	(0.09)	(0.09)	(0.11)	(0.06)
Net realized and unrealized
gain (loss) on investments	(2.71)	(2.43)	1.71	0.23	1.30	1.08
Total from investment operations	(2.88)	(2.53)	1.62	0.14	1.19	1.02
Net asset value, end of period	$7.12	$4.59	$6.21	$6.35	$7.54	$8.56
Total return[5,6] (%)	(28.80)[7]	(35.53)	35.29	2.25	18.74	13.53[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$4	$2	$2	$2	$2	$2
Ratio of expenses
to average net assets (%)	2.20[8]	2.20	2.20	2.20	2.20	2.19[8]
Ratio of gross expenses
to average net assets[9] (%)	3.17[8]	2.83	3.38	3.09	3.17	2.81[8]
Ratio of net investment loss
to average net assets (%)	(1.78)[8]	(1.59)	(1.67)	(1.49)	(1.57)	(1.41)[8]
Portfolio turnover (%)	97	144	46	50	62	29

1 Class A, Class B and Class C shares began operations on 11-1-00.
2 Audited by previous auditor.
3 Semiannual period from 11-1-05 through 4-30-06. Unaudited.
4 Based on the average of the shares outstanding.
5 Assumes dividend reinvestment and does not reflect the effect of sales charges.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

19

NOTES TO
STATEMENTS
Unaudited

Note A

Accounting policies

John Hancock Focused Equity Fund (the “Fund”) is a non-diver-sified series of John Hancock Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments that have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

20

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting  from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2006, the Fund loaned securities having a market value of $2,381,598 collateralized by cash in the amount of $2,427,880. The cash collateral was invested in a short-term instrument.

21

Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $14,235,736 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2010 — $14,090,728 and October 31, 2011 — $145,008.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $800,000,000 of the Fund’s average daily net asset value and (b) 0.80% of the Fund’s average daily net asset value in excess of $800,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, to 1.20% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2007. Accordingly, the expense reductions related to the total expense limitation amounted to $49,258 for the period ended April 30, 2006. The Adviser reserves the right to terminate this limitation in the future.

22

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $6,454 with regard to sales of Class A shares. Of this amount, $941 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,434 was paid as sales commissions to unrelated broker-dealers and $79 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, CDSCs received by JH Funds amounted to $7,068 for Class B shares and $28 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $4,122 for the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time. Effective January 1, 2006, Signature Services has agreed to limit transfer agent fees on each class to 0.30% of the Fund’s average daily net asset value, at least until February 28, 2007.

The Fund has an agreement with the Adviser and affili-ates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $1,924. The Fund also paid the Adviser the amount of $730 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

23

The Adviser and other subsidiaries of JHLICo owned 98,000 Class A shares of beneficial interest of the Fund on April 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affili-ates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliatedTrustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C

Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Period ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	378,967	$2,905,706	256,908	$2,185,023
Repurchased	(392,499)	(2,890,888)	(137,095)	(1,189,992)
Net increase (decrease)	(13,532)	$14,818	119,813	$995,031

Class B shares
Sold	251,205	$1,842,911	151,064	$1,228,291
Repurchased	(333,650)	(2,370,063)	(131,895)	(1,090,437)
Net increase (decrease)	(82,445)	($527,152)	19,169	$137,854

Class C shares
Sold	68,745	$505,934	34,480	$282,367
Repurchased	(114,664)	(810,307)	(28,628)	(238,049)
Net increase (decrease)	(45,919)	($304,373)	5,852	$44,318

Net increase (decrease)	(141,896)	($816,707)	144,834	$1,177,203

[1] Semiannual period from 11-1-05 through 4-30-06. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006 aggregated $6,488,016 and $4,955,983, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $17,547,777. Gross unrealized appreciation and depreciation of investments aggregated $3,495,903 and $385,816, respectively, resulting in net unrealized appreciation of $3,110,087. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

24

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
	Sovereign Asset	Wilmer Cutler Pickering
	Management LLC	Hale and Dorr LLP
Officers	101 Huntington Avenue	60 State Street
Keith F. Hartstein	Boston, MA 02199	Boston, MA 02109-1803
President and
Chief Executive Officer	Principal distributor
William H. King	John Hancock Funds, LLC
Vice President and Treasurer	601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

25

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery

www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Focused Equity Fund.

610SA 4/06
6/06

JOHN HANCOCK

Mid Cap Equity Fund

4.30.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of medium-capitalization companies in the range of the Standard & Poor’s MidCap 400 Index

Over the last six months

*	Stocks posted double-digit gains as economic and profit growth proved to be better than expected; mid-cap stocks outperformed the broader market.

*	The outperformance of lower-quality stocks contributed to the portfolio’s underperformance of its benchmark index and peer group.

*	Industrial and materials stocks contributed favorably to results;
disappointing stock picks in the information technology and energy sectors detracted from performance.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
2.5%	Ventana Medical Systems, Inc.
2.3%	IndyMac Bancorp, Inc.
2.3%	Monster Worldwide, Inc.
2.3%	Bally Technologies, Inc.
2.3%	Varian Semiconductor Equipment Associates, Inc.
2.2%	Steel Dynamics, Inc.
2.2%	Kyphon, Inc.
2.2%	Lam Research Corp.
2.2%	Portfolio Recovery Associates, Inc.
2.1%	Stantec, Inc.

As a percentage of net assets on April 30, 2006.

1

BY ALAN E. NORTON, CFA, AND HENRY E. MEHLMAN, CFA, FOR THE SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGERS’ REPORT

JOHN HANCOCK Mid Cap Equity Fund

Healthy profit and economic growth helped stocks post solid gains during the six months ended April 30, 2006. As the period began, the stock market was still struggling with the devastating damage — both physical and economic — inflicted by hurricanes Katrina and Rita. Investors were concerned about the negative impact that the natural disasters, along with rising interest rates and record-high prices for oil and other commodities, would have on the U.S. economy and corporate earnings.

“Healthy profit and economic growth helped stocks post solid gains during the six months ended April 30, 2006.”

Despite these apparent headwinds, however, the underlying strength of the economy remained intact. After a modest, hurricane-induced hiccup in the final three months of 2005, the economy stormed back with an annual growth rate of nearly 5% in the first quarter of 2006. Profit growth also consistently exceeded expectations, with the companies in the Standard & Poor’s 500 Index producing double-digit earnings growth for the 16th consecutive quarter.

Small- and mid-cap stocks led the market’s advance; the Standard & Poor’s MidCap 400 Index returned 15.26% for the six months, surpassing the 9.64% return of the S&P 500 Index. In the mid-cap segment of the market, growth stocks outperformed value-oriented issues.

Fund performance

For the six months ended April 30, 2006, John Hancock Mid Cap Equity Fund’s Class A, Class B, Class C and Class I shares posted total returns of 14.24%, 13.99%, 14.08 and 14.46%, respectively, at net asset value. This performance trailed the 16.10% average return of Morningstar’s mid-cap growth fund category1 and the 15.26% return of the S&P MidCap 400 Index. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

2

Despite a six-month return of more than 14%, the Fund lagged the performance of its benchmark index and Morningstar peer-group average. One contributing factor was the outperformance of lower-quality stocks — those that tended to have a relatively low return on equity, less profitability and higher debt levels. In contrast, we focus on high-quality mid-cap companies with reliable earnings growth, excellent profit margins and healthy balance sheets, as well as experienced management and a leading market position. Stocks with these characteristics have historically produced the best results over the long term, but lower-quality stocks can enjoy short-term periods of outperformance, especially in a strong economic environment.

Good news in cyclical sectors

On the positive side, the best performance contributors in the portfolio came from cyclical sectors — those most sensitive to the strength of the economy — which were the performance leaders over the past six months. Three of the top five relative contributors were from the materials and industrial sectors.

“...the best performance contributors in the portfolio came from cyclical sectors — those most sensitive to the strength of the economy...”

Steel Dynamics, Inc., which produces hot rolled steel and other structural steel products, was the best performer during the period. The company developed new products and expanded capacity to meet the demands of a growing economy. Strong domestic pricing, lower levels of imported steel and healthy demand contributed to the stock’s sharp gains.

Another top contributor was Monster Worldwide, Inc., an online job search company. The favorable economy and better-than-expected job growth contributed to increased traffic at the company’s site. Monster exceeded earnings expectations and increased profit estimates for 2006.

Health care proved favorable

In addition to technology, one of the portfolio’s biggest overweights was in the health care sector. Health care stocks lagged the broader market over the past six months, and consequently we see considerable unrecognized value in this sector.

Stock selection among health care stocks contributed favorably to overall performance. The top contributor was Gen-Probe, Inc. a

3

Sector
distribution[2]

Information
technology	21%

Health care	16%

Industrials	16%

Financials	16%

Consumer
discretionary	16%

Energy	8%

Materials	2%

maker of diagnostic products. Strong sales of its blood-screening products helped the company report better-than-expected earnings.

Technology hurts results

Disappointing stock choices in the information technology sector weighed the most on relative results. We held a significant overweight in technology stocks, reflecting our expectations for increased capital expenditures on technology.

The weakest performer in the portfolio was Avid Technology, Inc., which makes video editing software, both for consumers and broadcast networks. After acquiring Pinnacle Systems, Inc. — one of its main competitors — in 2005, Avid has struggled to integrate Pinnacle’s products into its own consumer offerings. Nonetheless, we believe that Avid is well positioned to benefit from significant opportunities in digital editing and high-definition video going forward.

A recent addition to the portfolio, Comverse Technology, Inc., was another significant performance detractor. Comverse, a leading provider of wireless communications software and systems, fell on allegations that senior managers had backdated some of their stock option grants, thereby receiving more favorable exercise prices. While this matter is still being investigated, the company’s board acted swiftly by replacing senior management. Because we believe the issue does not and has not impacted cash flows or the fundamental strength of the company, we have maintained our holding.

Energy also detracted

The portfolio’s energy stocks also hindered performance relative to the benchmark index, largely because we reduced our exposure to

4

this sector. The Fund held a slight overweight in energy at the start of the six-month period, but we trimmed our holdings in late 2005, moving to an underweight position because we were concerned about overly high expectations for future growth. Unfortunately, this sector performed well throughout the period.

“We have positioned the portfolio to benefit from increased capital spending, most notably with our overweights in industrial and technology stocks.”

Stock selection also detracted slightly from results. Oil exploration company Quicksilver Resources, Inc. and oil equipment manufacturer CARBO Ceramics, Inc. both declined during the period after failing to meet earnings expectations.

Outlook

We meet with more than 600 companies every year, and one of the trends we have seen is a shift toward increased spending on capital improvements, research and development and marketing. Some investors don’t like to see companies sacrifice profitability, even in the short term, but we view this as a positive sign — corporations are expressing confidence in the future growth of their business. We have positioned the portfolio to benefit from increased capital spending, most notably with our overweights in industrial and technology stocks.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2006.

5

A LOOK AT PERFORMANCE For the period ended April 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	8-4-03	8-4-03	8-4-03	8-4-03

Average annual returns with maximum sales charge (POP)
One year	24.37%	25.23%	29.33%	31.33%

Since inception	17.06	17.90	18.75	19.66

Cumulative total returns with maximum sales charge (POP)
Six months	8.56	9.00	13.08	14.46

One year	24.37	25.23	29.33	31.33

Since inception	53.96	57.01	60.13	63.50

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s MidCap 400 Index.

	Class B	Class C1	Class I2
Period beginning	8-4-03	8-4-03	8-4-03

Without sales charge	$16,001	$16,013	$16,350

With maximum sales charge	15,701	16,013	16,350

Index	16,892	16,892	16,892

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s MidCap 400 Index is an unmanaged index of 400 domestic stocks of medium-size companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*	Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
*	Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,142.40	$6.78
Class B	1,139.90	9.90
Class C	1,140.80	9.21
Class I	1,144.60	4.95

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,018.46	$6.39
Class B	1,015.54	9.32
Class C	1,016.19	8.67
Class I	1,020.17	4.67

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.28%, 1.87%, 1.73% and 0.93% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on April 30, 2006 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.09%		$3,539,136
(Cost $2,991,506)
Aerospace & Defense 3.82%		142,369

DRS Technologies, Inc.	1,350	74,966

L-3 Communications Holdings, Inc.	825	67,403
Air Freight & Logistics 2.01%		74,856

UTI Worldwide, Inc. (British Virgin Islands)	2,400	74,856
Application Software 1.90%		70,718

Henry (Jack) & Associates, Inc.	3,150	70,718
Asset Management & Custody Banks 4.07%		151,314

Eaton Vance Corp.	2,600	74,022

SEI Investments Co.	1,800	77,292
Automotive Retail 1.91%		71,148

O’Reilly Automotive, Inc. (I)	2,100	71,148
Biotechnology 1.91%		71,280

Martek Biosciences Corp. (I)(L)	2,400	71,280
Casinos & Gaming 4.33%		161,210

Bally Technologies, Inc. (I)	4,700	84,130

Station Casinos, Inc.	1,000	77,080
Communications Equipment 1.80%		66,817

Comverse Technology, Inc. (I)	2,950	66,817
Computer Hardware 1.76%		65,535

Avid Technology, Inc. (I)	1,700	65,535
Computer Storage & Peripherals 1.79%		66,592

QLogic Corp. (I)	3,200	66,592
Construction & Engineering 4.00%		148,848

Chicago Bridge & Iron Co. N.V. (NY Reg Shares) (Netherlands)	2,900	69,513

Stantec, Inc. (Canada) (I)	2,050	79,335

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Consumer Electronics 1.63%		$60,713

Harman International Industries, Inc.	690	60,713
Diversified Commercial & Professional Services 1.98%		73,750

ChoicePoint, Inc. (I)	1,675	73,750
Electronic Equipment Manufacturers 1.94%		72,127

FLIR Systems, Inc. (I)	2,950	72,127
Health Care Equipment 6.09%		226,757

Cytyc Corp. (I)	2,800	72,380

Kyphon, Inc. (I)	1,950	81,022

ResMed, Inc. (I)	1,700	73,355
Health Care Supplies 1.88%		70,046

Gen-Probe, Inc. (I)	1,310	70,046
Human Resource & Employment Services 2.31%		86,100

Monster Worldwide, Inc. (I)	1,500	86,100
IT Consulting & Other Services 3.74%		139,163

CACI International, Inc. (Class A) (I)	1,150	71,921

SRA International, Inc. (Class A) (I)	2,100	67,242
Life Sciences Tools & Services 4.37%		162,550

Covance, Inc. (I)	1,200	70,020

Ventana Medical Systems, Inc. (I)	1,900	92,530
Oil & Gas Equipment & Services 3.60%		133,832

BJ Services Co.	1,500	57,075

CARBO Ceramics, Inc.	1,325	76,757
Oil & Gas Exploration & Production 3.82%		142,313

Quicksilver Resources, Inc. (I)	1,650	68,376

Whiting Petroleum Corp. (I)	1,750	73,937
Pharmaceuticals 2.03%		75,624

Medicis Pharmaceutical Corp. (Class A) (L)	2,300	75,624
Property & Casualty Insurance 2.04%		75,771

Ambac Financial Group, Inc.	920	75,771
Regional Banks 5.52%		205,459

Cullen/Frost Bankers, Inc.	1,225	70,903

UCBH Holdings, Inc.	3,950	69,876

Umpqua Holdings Corp.	2,450	64,680

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer				Shares	Value
Restaurants 3.82%					$142,038

Cheesecake Factory, Inc. (The) (I)				2,150	67,854

Red Robin Gourmet Burgers, Inc. (I)(L)				1,650	74,184
Semiconductor Equipment 4.42%					164,558

Lam Research Corp. (I)				1,650	80,652

Varian Semiconductor Equipment Associates, Inc. (I)				2,562	83,906
Semiconductors 3.81%					141,736

Cree, Inc. (I)				2,300	68,586

Trident Microsystems, Inc. (I)				2,750	73,150
Specialized Finance 2.15%					80,005

Portfolio Recovery Associates, Inc. (I)(L)				1,555	80,005
Specialty Stores 4.09%					152,234

Michaels Stores, Inc.				2,050	77,552

PETsMART, Inc.				2,700	74,682
Steel 2.18%					81,172

Steel Dynamics, Inc.				1,300	81,172
Thrifts & Mortgage Finance 2.34%					86,976

IndyMac Bancorp, Inc.				1,800	86,976
Trading Companies & Distributors 2.03%					75,525

Finning International, Inc. (Canada)				2,100	75,525

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Short-term investments 12.25%					$456,165
(Cost $456,165)
Government U.S. Agency 4.75%					177,000

Federal Home Loan Bank, Disc Note	4.649%	5-1-06	AAA	$177	177,000

				Shares
Cash Equivalents 7.50%					279,165

AIM Cash Investment Trust (T)				279,165	279,165

Total investments 107.34%					$3,995,301

Other assets and liabilities, net (7.34%)					($273,267)

Total net assets 100.00%					$3,722,034

See notes to financial statements.

12

F I N A N C I A L    S TAT E M E N T S

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $3,447,671)
including $274,322 of securities loaned	$3,995,301
Cash	1,058
Receivable for investments sold	72,238
Receivable for shares sold	386
Dividends receivable	620
Receivable from affiliates	10,123
Other assets	5,187
Total assets	4,084,913

Liabilities

Payable for investments purchased	81,129
Payable upon return of securities loaned	279,165
Payable to affiliates
Management fees	2,402
Distribution and service fees	183
Total liabilities	362,879

Net assets

Capital paid-in	3,006,589
Accumulated net realized gain on investments	177,068
Net unrealized appreciation of investments	547,630
Accumulated net investment loss	(9,253)
Net assets	$3,722,034

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($3,005,106 ÷ 224,216 shares)	$13.40
Class B ($360,435 ÷ 27,306 shares)	$13.20
Class C ($202,534 ÷ 15,336 shares)	$13.21
Class I ($153,959 ÷ 11,378 shares)	$13.53

Maximum offering price per share

Class A1 ($13.40 ÷ 95%)	$14.11

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the period ended April 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $83)	$8,043
Interest	2,227
Securities lending	1,210
Total investment income	11,480

Expenses

Investment management fees	12,545
Class A distribution and service fees	3,956
Class B distribution and service fees	851
Class C distribution and service fees	587
Class A, B and C transfer agent fees	1,415
Class I transfer agent fees	37
Registration and filing fees	25,904
Printing	6,071
Custodian fees	5,847
Professional fees	5,624
Miscellaneous	2,073
Accounting and legal services fees	334
Interest	152
Trustees’ fees	79
Securities lending fees	44
Compliance fees	43
Total expenses	65,562
Less expense reductions	(44,856)
Net expenses	20,706
Net investment loss	(9,226)

Realized and unrealized gain

Net realized gain on investments	177,069
Change in net unrealized appreciation
(depreciation) of investments	220,084
Net realized and unrealized gain	397,153
Increase in net assets from operations	$387,927

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

15

F I N A N C I A L    S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment loss	($17,118)	($9,226)
Net realized gain	365,625	177,069
Change in net unrealized
appreciation (depreciation)	110,400	220,084
Increase in net assets resulting
from operations	458,907	387,927
Distributions to shareholders
From net realized gain
Class A	(90,525)	(296,268)
Class B	(5,325)	(17,428)
Class C	(5,325)	(17,428)
Class I	(5,325)	(17,428)
	(106,500)	(348,552)
From Fund share transactions	—	1,008,429

Net assets

Beginning of period	2,321,823	2,674,230
End of period[2]	$2,674,230	$3,722,034

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

2 Includes accumulated net investment loss of $27 and $9,253, respectively.

See notes to financial statements.

16

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-03[1]	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$11.35	$11.61	$13.38
Net investment loss[3]	(0.01)	(0.06)	(0.08)	(0.04)
Net realized and unrealized
gain on investments	1.36	0.50	2.38	1.80
Total from
investment operations	1.35	0.44	2.30	1.76
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)
Net asset value, end of period	$11.35	$11.61	$13.38	$13.40
Total return[4,5] (%)	13.50[6]	3.92	20.31	14.24[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2	$2	$3
Ratio of expenses
to average net assets (%)	1.20[7]	1.20	1.20	1.28[7]
Ratio of gross expenses
to average net assets[8] (%)	6.20[7]	2.42	2.97	4.14[7]
Ratio of net investment loss
to average net assets (%)	(0.57)[7]	(0.56)	(0.65)	(0.55)[7]
Portfolio turnover (%)	48	46	63	28

See notes to financial statements.

17

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-03[1]	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$11.33	$11.54	$13.23
Net investment loss[3]	(0.03)	(0.12)	(0.14)	(0.07)
Net realized and unrealized
gain on investments	1.36	0.51	2.36	1.78
Total from
investment operations	1.33	0.39	2.22	1.71
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)
Net asset value, end of period	$11.33	$11.54	$13.23	$13.20
Total return[4,5] (%)	13.30[6]	3.49	19.72	13.99[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]	—[9]	—[9]
Ratio of expenses
to average net assets (%)	1.90[7]	1.65	1.65	1.87[7]
Ratio of gross expenses
to average net assets[8] (%)	6.90[7]	2.87	3.42	4.73[7]
Ratio of net investment loss
to average net assets (%)	(1.27)[7]	(1.01)	(1.10)	(1.12)[7]
Portfolio turnover (%)	48	46	63	28

See notes to financial statements.

18

F I N A N C I A L   H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-03[1]	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$11.33	$11.54	$13.23
Net investment loss[3]	(0.03)	(0.12)	(0.14)	(0.06)
Net realized and unrealized
gain on investments	1.36	0.51	2.36	1.78
Total from
investment operations	1.33	0.39	2.22	1.72
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)
Net asset value, end of period	$11.33	$11.54	$13.23	$13.21
Total return[4,5] (%)	13.30[6]	3.49	19.72	14.08[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]	—[9]	—[9]
Ratio of expenses
to average net assets (%)	1.90[7]	1.65	1.65	1.73[7]
Ratio of gross expenses
to average net assets[8] (%)	6.90[7]	2.87	3.42	4.59[7]
Ratio of net investment loss
to average net assets (%)	(1.27)[7]	(1.01)	(1.10)	(1.01)[7]
Portfolio turnover (%)	48	46	63	28

See notes to financial statements.

19

F I N A N C I A L    H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-03[1]	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$10.00	$11.35	$11.66	$13.47
Net investment loss[3]	(0.01)	(0.03)	(0.04)	(0.01)
Net realized and unrealized
gain on investments	1.36	0.52	2.38	1.81
Total from
investment operations	1.35	0.49	2.34	1.80
Less distributions
From net realized gain	—	(0.18)	(0.53)	(1.74)
Net asset value, end of period	$11.35	$11.66	$13.47	$13.53
Total return[4,5] (%)	13.50[6]	4.37	20.58	14.46[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]	—[9]	—[9]
Ratio of expenses
to average net assets (%)	0.90[7]	0.90	0.90	0.93[7]
Ratio of gross expenses
to average net assets[8] (%)	5.90[7]	2.12	2.67	3.79[7]
Ratio of net investment loss
to average net assets (%)	(0.27)[7]	(0.26)	(0.35)	(0.21)[7]
Portfolio turnover (%)	48	46	63	28

[1] Class A, Class B, Class C and Class I shares began operations on 8-4-03.
[2] Semiannual period from 11-1-05 through 4-30-06. Unaudited.
[3] Based on the average of the shares outstanding.
[4] Assumes dividend reinvestment and does not reflect the effect of sales charges.
[5] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6] Not annualized.
[7] Annualized.
[8] Does not take into consideration expense reductions during the periods shown.
[9] Less than $500,000.

See notes to financial statements.

20

NOTES TO STATEMENTS Unaudited

Note A
Accounting policies

John Hancock Mid Cap Equity Fund (the “Fund”) is a diversified series of John Hancock Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

21

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period year ended April 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2006, the Fund loaned securities having a market value of

22

$274,322 collateralized by cash in the amount of $279,165. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $106,500. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000 and (c) 0.70% of the Fund’s average daily net asset value in excess of $1,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding the distribution and service fees and transfer agent fees, to 0.90% of the Fund’s average daily net asset value, on an annual basis, at least until February 28, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $44,615 for the period ended April 30, 2006. The Adviser reserves the right to terminate this limitation in the future.

The Trust has a Distribution Agreement with John Hancock Funds, LLC

23

(“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $7,828 with regard to sales of Class A shares. Of this amount, $1,354 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,470 was paid as sales commissions to unrelated broker-dealers and $4 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, CDSCs received by JH Funds amounted to $34 for Class B shares and no CDSCs were received with regard to Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services had waived the asset-based portion of its fee for all classes until January 2, 2006, at which time this waiver was terminated. Effective January 3, 2006, Signature Services agreed to limit transfer agent fees on Class A, Class B and Class C shares to 0.30% of each class’s average daily net assets value at least until February 28, 2007. Accordingly, the transfer agent fee reductions amounted to $229 for Class A, Class B and Class C shares and $12 for Class I shares for the period ended April 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $334. The Fund also paid the Adviser the amount of $371 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

24

The Adviser and other subsidiaries of JHLICo owned 170,000 Class A shares of beneficial interest of the Fund on April 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period, along with the corresponding dollar value.

	Year ended 10-31-05		Period ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	—	—	32,763	$429,686
Distributions reinvested	—	—	23,607	296,268
Repurchased	—	—	(2,154)	(28,703)
Net increase	—	—	54,216	$697,251

Class B shares
Sold	—	—	16,671	$217,505
Distributions reinvested	—	—	1,407	17,428
Repurchased	—	—	(772)	(9,909)
Net increase	—	—	17,306	$225,024

Class C shares
Sold	—	—	3,930	$51,298
Distributions reinvested	—	—	1,406	17,428
Net increase	—	—	5,336	$68,726

Class I shares
Distributions reinvested	—	—	1,378	$17,428
Net increase	—	—	1,378	$17,428

Net increase	—	—	78,236	$1,008,429

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

25

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006, aggregated $1,330,809 and $869,324, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $3,447,671. Gross unrealized appreciation and depreciation of investments aggregated $628,926 and $81,296, respectively, resulting in net unrealized appreciation of $547,630.

26

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

27

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28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
Officers	Sovereign Asset	Wilmer Cutler Pickering
Keith F. Hartstein	Management LLC	Hale and Dorr LLP
President and	101 Huntington Avenue	60 State Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02109-1803
William H. King
Vice President and Treasurer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

29

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810SA 4/06 6/06

JOHN HANCOCK

Technology Fund

4.30.2006 Semiannual Report

JOHN HANCOCK FUNDS

Your fund at a glance

Manager’s report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks long-term growth of capital by normally investing at least 80% of its assets in stocks of U.S. and foreign technology companies.

Over the last six months

* Technology stocks posted strong results, buoyed by improving economic conditions and earnings gains.

* The Fund performed in line with the Russell 3000 Technology Index, aided by advantageous stock selection, which helped offset unfavorable industry allocation.

* Telecommunications holdings were among the best performers, while Internet-related stocks generally lagged.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
5.8%	Cisco Systems, Inc.
4.9%	Macrovision Corp.
4.6%	Hewlett-Packard Co.
4.2%	MEMC Electronic Materials, Inc.
4.0%	Nokia Corp.
3.8%	EMC Corp.
3.8%	Oracle Corp.
3.7%	QUALCOMM, Inc.
3.5%	Texas Instruments, Inc.
3.5%	Grant Prideco, Inc.
As a percentage of net assets on April 30, 2006.

MANAGER’S
REPORT

BY THOMAS P. NORTON, CFA, FOR THE SOVEREIGN ASSET MANAGEMENT LLC
PORTFOLIO MANAGEMENT TEAM

JOHN HANCOCK

Technology Fund

Recently, Thomas Norton assumed portfolio management responsibilities for John Hancock Technology Fund, replacing Anurag Pandit, who left the company to pursue other opportunities. Mr. Norton, who joined John Hancock in 2002, is also a member of several other growth-oriented portfolio management teams.

“After posting disappointing
results for the prior year, tech-
nology stocks rebounded
strongly during the six months
ended April 30, 2006.”

After posting disappointing results for the prior year, technology stocks rebounded strongly during the six months ended April 30, 2006. Like the overall stock market, tech stocks were buoyed by investors’ optimism about a prolonged period of steady economic growth in an environment characterized by moderate interest rate hikes and benign inflation. That said, tech stocks experienced a fair amount of volatility during the period, as investors periodically fretted over a potential slowdown brought about by rising interest rates and higher energy prices. But good news on the earnings front also helped push tech-stock prices higher, as many companies in the tech group posted better-than-expected earnings growth. Much of that positive momentum stemmed from the combination of continued strong consumer outlays on an array of electronic products, Corporate America’s long-awaited increase in its spending on tech goods and services and surging global demand. At the end of the period, technology stocks exhibited further strength as investors redeployed profits from other surging industry sectors, such as energy, into the tech group — driving the tech-laden market indexes such as the NASDAQ-100 Index to heights not seen since earlier in the decade. Generally speaking, smaller companies were the pacesetters, and telecommunications and related companies scored best.

Performance

For the six months ended April 30, 2006, John Hancock Technology Fund’s Class A, Class B, Class C and Class I shares posted total returns of 10.36%, 9.74%, 9.74% and 10.63%, respectively, at net asset value. During the same six-month period, the Russell 3000 Technology Index returned 9.69%, the average Morningstar specialty-technology fund returned 14.78% 1 and the Standard & Poor’s 500 Index returned 9.64% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance results.

“Contributing most to our perform-
ance relative to the Russell index
was solid stock selection, with
telecommunications and related
companies...leading the way.”

Stock selection aids returns

Contributing most to our performance relative to the Russell index was solid stock selection, with telecommunications and related companies such as Nokia Corp. and Crown Castle International Corp. leading the way. The stock price of Finland-based Nokia, the world’s top cell-phone maker, rose more than 30% for the period, aided by its ability to top Wall Street’s already high earnings expectations for the company. The company also reported that its global market share had expanded to 35%, driven by growing demand for cell phones in China, North America, India and Latin America. We also enjoyed good gains from Crown Castle International, which engineers, deploys, owns and operates technologically advanced shared wireless infrastructure, including networks of towers and rooftops. Investors cheered the company’s ability to generate higher revenues, and its upbeat earnings outlook for the balance of 2006.

Elsewhere, our holdings in shares of Palm, Inc., a maker of hand-held devices and software, also aided the Fund’s absolute and relative returns. Not only did the company benefit from rising revenues on strong demand for its TREO line of personal computing devices, but it also was boosted by speculation that the company could grow market share at the expense of rival Research in Motion, maker of the Blackberry line of products, which faced a

Industry
distribution[2]

Communications
equipment	22%

Systems
software	15%

Computer
hardware	13%

Semiconductors	10%

Semiconductor
equipment	9%

Application
software	7%

Internet software
& services	4%

Wireless
telecommunication
services	4%

Computer storage
& peripherals	4%

Oil & gas equipment
& services	3%

Integrated
telecommunication
services	3%

Data processing
& outsource
services	2%

All others	3%

series of patent-infringement lawsuits. E-commerce software maker Digital River, Inc. also scored well for us, as its profits climbed in response to surging sales. Another winner was MEMC Electronic Materials, Inc., a supplier of silicon wafers to semiconductor manufacturers, which enjoyed rising profits on higher selling prices and an increase in demand for its products.

Blue chip blues

Relative to the Russell index, we were helped by our underweighted exposure to poor-performing bellwether tech companies including Intel, Microsoft Corp. and Dell, Inc. Much of their malaise stemmed from what the business media has termed “the blue chip blues,” whereby large well-known U.S. companies posted strong earnings growth but still underperformed, cast aside by investors seeking faster growing opportunities among smaller and more internationally focused companies.

Beyond the blue chips, our performance also was curtailed by disappointing returns from Symantec Corp. and eBay, Inc. The stock of Symantec, maker of the Norton brand of antivirus and security software, initially came under pressure due to investors’ skepticism about the company’s acquisition of storage-software firm VERITAS Software Corp. The stock stumbled further on news that the company had received notice from the Internal Revenue Service claiming Symantec owed $1 billion in additional taxes, mostly related to the VERITAS acquisition. eBay continually lost ground throughout the period, amid concerns about maturity growth in the company’s core auctions business.

“Overall, we remain optimistic in our
outlook for technology stocks.”

Outlook

Overall, we remain optimistic in our outlook for technology stocks. From a macroeconomic standpoint, we believe we’re closer to the end of the current cycle of interest rate hikes, which could augur well for stocks overall and tech stocks in particular. We also feel that tech stocks are reasonably valued at current levels given their prospects for growth. Furthermore, we believe U.S. corporations in particular are in reasonably good shape with plenty of cash on their balance sheets. In our view, that cash is likely to be redeployed as capital expenditures, with the bulk of it going toward technology goods and services. Also supporting our bullish outlook for tech stocks is our outlook for consumer spending on electronics, which we expect to remain healthy over the near term.

This commentary reflects the views of the portfolio manager through the end of the Fund’s period discussed in this report. The manager’s statements reflect his own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2006.

A LOOK AT
PERFORMANCE
For the period ended
April 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	1-13-83	1-3-94	3-1-99	3-1-01

Average annual returns with maximum sales charge (POP)
One year	13.37%	13.18%	17.18%	20.12%

Five years	–12.64	–12.69	–12.34	–10.25

Ten years	–0.17	–0.21	—	—

Since inception	—	—	–7.70	–9.89

Cumulative total returns with maximum sales charge (POP)
Six months	4.78	4.74	8.74	10.63

One year	13.37	13.18	17.18	20.12

Five years	–49.11	–49.27	–48.24	–41.75

Ten years	–1.67	–2.09	—	—

Since inception	—	—	–43.67	–41.58

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1,3	Class C1,3	Class I2,3
Period beginning	4-30-96	3-1-99	3-1-01

Technology Fund	$9,791	$5,633	$5,842

Index 1	23,544	11,848	11,519

Index 2	19,274	8,155	8,527

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Russell 3000 Technology Index — Index 2 — is an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

3 Index 2 as of February 28, 1999.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,103.60	$9.97
Class B	1,097.40	13.58
Class C	1,097.40	13.58
Class I	1,109.00	5.15

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example, and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,015.32	$9.55
Class B	1,011.84	13.03
Class C	1,011.85	13.02
Class I	1,019.91	4.94

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.91%, 2.61%, 2.61% and 0.99% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L  S TAT E M E N T S

FUND’S
INVESTMENTS
Securities owned
by the Fund on
April 30, 2006
(unaudited)

This schedule is divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. The common and preferred stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.69%		$266,934,026
(Cost $202,573,297)
Application Software 7.21%		19,497,551

BEA Systems, Inc. (I)(L)	318,700	4,222,775

Epicor Software Corp. (I)	216,100	2,621,293

Hyperion Solutions Corp. (I)	204,375	6,257,963

Parametric Technology Corp. (I)	340,360	5,084,978

Quest Software, Inc. (I)(L)	76,150	1,310,542
Communications Equipment 22.02%		59,552,658

Cisco Systems, Inc. (I)	750,100	15,714,595

Comverse Technology, Inc. (I)	287,200	6,505,080

Corning, Inc. (I)	174,000	4,807,620

Motorola, Inc.	221,200	4,722,620

Nokia Corp., American Depositary Receipt (ADR) (Finland)	476,813	10,804,583

Primus Telecommunications Group, Inc. (I)	67,620	55,110

QUALCOMM, Inc.	193,600	9,939,424

Tekelec (I)(L)	490,450	7,003,626
Computer & Electronics Retail 1.32%		3,585,374

Cognos, Inc. (Canada) (I)(L)	96,200	3,585,374
Computer Hardware 12.67%		34,284,594

Business Objects SA (ADR) (France) (I)(L)	113,881	3,681,773

Dell, Inc. (I)	94,650	2,479,830

Hewlett-Packard Co.	380,000	12,338,600

International Business Machines Corp.	97,650	8,040,501

Palm, Inc. (I)(L)	342,650	7,743,890
Computer Storage & Peripherals 3.90%		10,540,585

EMC Corp. (I)(L)	758,500	10,247,335

LaserCard Corp. (I)	17,250	293,250
Data Processing & Outsourced Services 1.56%		4,215,796

First Data Corp.	88,400	4,215,796

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

Issuer	Shares	Value
Distributors 0.58%		$1,575,862

Ingram Micro, Inc. (Class A) (I)	49,750	914,902

Tech Data Corp. (I)	18,000	660,960
Electrical Components & Equipment 0.22%		590,446

Eagle Test Systems, Inc. (I)	37,370	590,446
Electronic Manufacturing Services 0.85%		2,298,985

Jabil Circuit, Inc. (I)	55,050	2,146,399

Silicon Genesis Corp. (I)(K)	143,678	152,586
Health Care Equipment 0.02%		54,098

SerOptix (I)(K)(W)	491,800	54,098
Integrated Telecommunication Services 2.86%		7,737,102

NeuStar, Inc. (Class A) (I)	12,380	434,538

Openwave Systems, Inc. (I)(L)	392,400	7,302,564
Internet Software & Services 3.97%		10,733,619

eBay, Inc. (I)(L)	153,000	5,264,730

First Internet Bank of Indiana	14,369	242,118

Yahoo!, Inc. (I)	159,450	5,226,771
IT Consulting & Other Services 0.00%		1,269

Gomez, Inc. (I)(K)	328	1,269
Oil & Gas Equipment & Services 3.50%		9,464,320

Grant Prideco, Inc. (I)	184,850	9,464,320
Semiconductor Equipment 9.17%		24,799,020

Applied Materials, Inc. (L)	466,800	8,379,060

Broadcom Corp. (Class A) (I)	122,000	5,015,420

MEMC Electronic Materials, Inc. (I)	280,900	11,404,540
Semiconductors 9.61%		25,989,904

Altera Corp. (I)(L)	200,000	4,368,000

Analog Devices, Inc.	100,000	3,792,000

CSR Plc (United Kingdom) (I)	73,605	1,617,498

NVIDIA Corp. (I)	115,800	3,383,676

Power Integrations, Inc. (I)(L)	153,625	3,252,241

Texas Instruments, Inc.	275,900	9,576,489
Systems Software 15.30%		41,377,343

Macrovision Corp. (I)	584,800	13,391,920

Microsoft Corp.	365,500	8,826,825

Oracle Corp. (I)	698,850	10,196,222

Red Hat, Inc. (I)(L)	239,850	7,049,192

Symantec Corp. (I)	116,800	1,913,184

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

Issuer		Shares	Value
Wireless Telecommunication Service 3.93%			$10,635,500

Crown Castle International Corp. (I)		270,000	9,085,500

Globecomm Systems, Inc. (I)		200,000	1,550,000

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.11%			$299,872
(Cost $1,230,942)
Health Care Equipment 0.10%			275,000

SerOptix, Series A (G)(I)(K)(W)	CC–	500,000	125,000

SerOptix, Series B (G)(I)(K)(W)	CC–	500,000	150,000
IT Consulting & Other Services 0.01%			24,872

Gomez, Inc. (G)(I)(K)	CC	6,427	24,872

Issuer		Shares	Value

Warrants 0.08%			$225,000
(Cost $0)
Wireless Telecommunication Service 0.08%			225,000

Globecomm Systems, Inc. (B)(I)		100,000	225,000

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 25.40%			$68,714,473
(Cost $68,714,473)
Joint Repurchase Agreement 1.64%			4,440,000

Investment in a joint repurchase agreement transaction
with Barclays — Dated 4-28-06, due 5-1-06
(Secured by U.S. Treasury Inflation Indexed Bond 3.875%,
due 4-15-29 and U.S. Treasury Inflation Indexed
Note 2.375%, due 4-15-11)	4.710%	$4,440	4,440,000

		Shares
Cash Equivalents 23.76%			64,274,473

AIM Cash Investment Trust (T)		64,274,473	64,274,473

Total investments 124.28%			$336,173,371

Other assets and liabilities, net (24.28%)			($65,688,326)

Total net assets 100.00%			$270,485,045

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available, unless noted otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is as follows:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	April 30, 2006

Gomez, Inc.
common stock	09-10-02	$2,177,612	0.00%	$1,269
preferred stock	07-23-01	64,275	0.01	24,872

SerOptix
common stock	01-12-98	50	0.02	54,098
preferred stock, Ser A	01-12-98	500,000	0.04	125,000
preferred stock, Ser B	04-05-00	666,667	0.06	150,000

Silicon Genesis Corp.
common stock	09-05-00	2,999,997	0.06	152,586

Total			0.19%	$507,825

(L) All or a portion of this security is on loan as of April 30, 2006.

(T) Represents investments of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

ASSETS AND
LIABILITIES
April 30, 2006
(unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value including $62,189,943
of securities loaned
Unaffiliated issuers (cost $271,351,995)	$335,844,273
Affiliated issuers (cost $1,166,717)	329,098
Cash	589
Receivable for shares sold	60,266
Dividends and interest receivable	10,019
Other assets	73,053
Total assets	336,317,298

Liabilities
Payable for shares repurchased	933,395
Payable upon return of securities loaned	64,274,473
Payable to affiliates
Management fees	179,016
Distribution and service fees	20,437
Other	247,997
Other payables and accrued expenses	176,935
Total liabilities	65,832,253

Net assets
Capital paid-in	1,450,095,498
Accumulated net realized loss on investments	(1,240,850,928)
Net unrealized appreciation of investments	63,654,659
Accumulated net investment loss	(2,414,184)
Net assets	$270,485,045

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($176,255,333 ÷ 47,268,062 shares)	$3.73
Class B ($81,064,631 ÷ 23,963,364 shares)	$3.38
Class C ($13,154,588 ÷ 3,886,974 shares)	$3.38
Class I ($10,493 ÷ 2,581 shares)	$4.06

Maximum offering price per share
Class A1 ($3.73 ÷ 95%)	$3.93

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

OPERATIONS
For the period ended
April 30, 2006
(unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $32,345)	$590,793
Interest	90,429
Securities lending	70,744
Total investment income	751,966

Expenses
Investment management fees	1,122,803
Class A distribution and service fees	275,028
Class B distribution and service fees	445,545
Class C distribution and service fees	68,596
Class A, B and C transfer agent fees	1,050,403
Class I transfer agent fee	2
Printing	76,557
Accounting and legal services fees	34,067
Custodian fees	31,043
Registration and filing fees	24,508
Professional fees	20,345
Miscellaneous	14,652
Trustees’ fees	8,933
Compliance	4,961
Securities lending fees	2,766
Interest	1,468
Total expenses	3,181,677
Less expense reductions	(87,448)
Net expenses	3,094,229
Net investment loss	(2,342,263)

Realized and unrealized gain
Net realized gain on
Investments	14,459,882
Foreign currency transactions	1,916
Change in net unrealized appreciation
(depreciation) of investments	15,637,076
Net realized and unrealized gain	30,098,874
Increase in net assets from operations	$27,756,611

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment loss	($4,548,722)	($2,342,263)
Net realized gain	7,414,298	14,461,798
Change in net unrealized appreciation	15,330,632	15,637,076
Increase in net assets
resulting from operations	18,196,208	27,756,611
From Fund share transactions	(102,977,959)	(57,044,496)

Net assets
Beginning of period	384,554,681	299,772,930
End of period[2]	$299,772,930	$270,485,045

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

2 Includes accumulated net investment loss of $71,921 and $2,414,184, respectively.

See notes to financial statements.

F I N A N C I A L  H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$12.02	$4.20	$2.40	$3.85	$3.23	$3.38
Net investment loss[3]	(0.07)	(0.06)	(0.06)	(0.06)	(0.04)	(0.02)
Net realized and unrealized
gain (loss) on investments	(7.53)	(1.74)	1.51	(0.56)	0.19	0.37
Total from
investment operations	(7.60)	(1.80)	1.45	(0.62)	0.15	0.35
Less distributions
From net realized gain	(0.22)	—	—	—	—	—
Net asset value, end of period	$4.20	$2.40	$3.85	$3.23	$3.38	$3.73
Total return[4] (%)	(64.35)	(42.86)	60.42[5]	(16.10)[5]	4.64[5]	10.36[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$343	$175	$284	$224	$192	$176
Ratio of expenses
to average net assets (%)	1.52	1.98	2.38	1.90	1.90	1.91[7]
Ratio of gross expenses
to average net assets[8] (%)	—	—	2.39	1.92	1.95	1.97[7]
Ratio of net investment loss
to average net assets (%)	(0.97)	(1.63)	(2.09)	(1.68)	(1.05)	(1.38)[7]
Portfolio turnover (%)	47	28	42	34	66	25

See notes to financial statements.

F I N A N C I A L  H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$11.34	$3.93	$2.23	$3.55	$2.96	$3.08
Net investment loss[3]	(0.11)	(0.08)	(0.08)	(0.08)	(0.05)	(0.03)
Net realized and unrealized
gain (loss) on investments	(7.08)	(1.62)	1.40	(0.51)	0.17	0.33
Total from
investment operations	(7.19)	(1.70)	1.32	(0.59)	0.12	0.30
Less distributions
From net realized gain	(0.22)	—	—	—	—	—
Net asset value, end of period	$3.93	$2.23	$3.55	$2.96	$3.08	$3.38
Total return[4] (%)	(64.60)	(43.26)	59.19[5]	(16.62)[5]	4.05[5]	9.74[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$372	$162	$226	$143	$94	$81
Ratio of expenses
to average net assets (%)	2.19	2.66	3.09	2.59	2.60	2.61[7]
Ratio of gross expenses
to average net assets[8] (%)	—	—	3.10	2.61	2.65	2.67[7]
Ratio of net investment loss
to average net assets (%)	(1.63)	(2.30)	(2.79)	(2.34)	(1.70)	(2.09)[7]
Portfolio turnover (%)	47	28	42	34	66	25

See notes to financial statements.

F I N A N C I A L  H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$11.34	$3.93	$2.23	$3.55	$2.96	$3.08
Net investment loss[3]	(0.11)	(0.08)	(0.08)	(0.08)	(0.05)	(0.03)
Net realized and unrealized
gain (loss) on investments	(7.08)	(1.62)	1.40	(0.51)	0.17	0.33
Total from
investment operations	(7.19)	(1.70)	1.32	(0.59)	0.12	0.30
Less distributions
From net realized gain	(0.22)	—	—	—	—	—
Net asset value, end of period	$3.93	$2.23	$3.55	$2.96	$3.08	$3.38
Total return[4] (%)	(64.60)	(43.26)	59.19[5]	(16.62)[5]	4.05[5]	9.74[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$36	$17	$27	$18	$14	$13
Ratio of expenses
to average net assets (%)	2.22	2.68	3.08	2.59	2.60	2.61[7]
Ratio of gross expenses
to average net assets[8] (%)	—	—	3.09	2.61	2.65	2.67[7]
Ratio of net investment loss
to average net assets (%)	(1.67)	(2.32)	(2.79)	(2.35)	(1.74)	(2.09)[7]
Portfolio turnover (%)	47	28	42	34	66	25

See notes to financial statements.

F I N A N C I A L  H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-01[1,9]	10-31-02[1]	10-31-03	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$6.95	$4.23	$2.44	$4.10	$3.47	$3.67
Net investment loss[3]	(0.02)	(0.02)	(0.02)	(0.03)	(0.01)	(0.01)
Net realized and unrealized
gain (loss) on investments	(2.70)	(1.77)	1.68	(0.60)	0.21	0.40
Total from
investment operations	(2.72)	(1.79)	1.66	(0.63)	0.20	0.39
Net asset value, end of period	$4.23	$2.44	$4.10	$3.47	$3.67	$4.06
Total return[4] (%)	(39.14)[8]	(43.32)	68.03[5]	(15.37)	5.76	10.63[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$2	—[10]	—[10]	—[10]	—[10]
Ratio of expenses
to average net assets (%)	0.87[7]	0.90	0.94	0.95	0.96	0.99[7]
Ratio of gross expenses
to average net assets[8]	—	—	0.95	—	—	—
Ratio of net investment loss
to average net assets (%)	(0.50)[7]	(0.54)	(0.65)	(0.74)	(0.16)	(0.45)[7]
Portfolio turnover (%)	47	28	42	34	66	25

1Audited by previous auditor.

2Semiannual period from 11-1-05 through 4-30-06. Unaudited.

3Based on the average of the shares outstanding.

4Assumes dividend reinvestment and does not reflect the effect of sales charges.

5Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6Not annualized.

7Annualized.

8Does not take into consideration expense reductions during the periods shown.

 9Class I shares began operations on 3-1-01.

10Less than $500,000.

See notes to financial statements.

NOTES TO
STATEMENTS
Unaudited

Note A

Accounting policies

John Hancock Technology Fund (the “Fund”) is a diversified series of John Hancock Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than  investments in securities, resulting from changes in the exchange rates.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2006, the Fund loaned securities having a market value of $62,189,943 collateralized by cash in the amount of $64,274,473. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,255,258,248 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 —$567,819,769, October 31, 2010 — $411,487,210, October 31, 2011 —$189,151,147 and October 31, 2012 —$86,800,122.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals or writing off interest or dividends receivable when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $100,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $700,000,000 and (c) 0.70% of the Fund’s average daily net asset value value in excess of $800,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $61,041 with regard to sales of Class A shares. Of this amount, $7,063 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $51,610 was paid as sales commissions to unrelated broker-dealers and $2,368 paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, CDSCs received by JH Funds amounted to $50,965 for Class B shares and $554 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee for Class A, Class B and Class C shares if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $87,448 for the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser and affili-ates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $34,067. The Fund also paid the Adviser the amount of $758 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 2,571 Class I shares of bene-ficial interest of the Fund on April 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C

Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Period ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	10,750,568	$36,497,101	3,444,138	$12,529,225
Repurchased	(23,275,176)	(79,257,616)	(12,965,358)	(46,342,599)
Net decrease	(12,524,608)	($42,760,515)	(9,521,220)	($33,813,374)

Class B shares
Sold	2,366,849	$7,355,551	817,007	$2,691,294
Repurchased	(20,189,335)	(62,720,779)	(7,223,788)	(23,803,326)
Net decrease	(17,822,486)	($55,365,228)	(6,406,781)	($21,112,032)

Class C shares
Sold	604,813	$1,879,100	198,299	$649,502
Repurchased	(2,166,875)	(6,731,355)	(841,748)	(2,768,592)
Net decrease	(1,562,062)	($4,852,255)	(643,449)	($2,119,090)

Class I shares
Sold	11	$39	—	—
Net increase	11	$39	—	—

Net decrease	($31,909,145)	($102,977,959)	(16,571,450)	($57,044,496)

[1] Semiannual period from 11-1-05 through 4-30-06. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006 aggregated $69,451,050 and $129,019,605, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $272,573,025. Gross unrealized appreciation and depreciation of investments aggregated $74,078,113 and $10,477,767, respectively, resulting in net unrealized appreciation of $63,600,346. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended April 30, 2006 is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain	income	value

SerOptix
Common
bought: none, sold: none	491,800	491,800	—	—	$ 54,098
Preferred Series A
bought: none, sold: none	500,000	500,000	—	—	125,000
Preferred Series B
bought: none, sold: none	500,000	500,000	—	—	150,000

Total					$329,098

Prior year ending balance restated to reflect corporate action which converted 1,000,000 common shares into 500,000 preferred series A shares and 500,000 preferred series B shares.

OUR FAMILY
OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
John Hancock Signature
Charles L. Ladner*	Investment adviser	Services, Inc.
Dr. John A. Moore*	John Hancock Advisers, LLC	1 John Hancock Way,
Patti McGill Peterson*	601 Congress Street	Suite 1000
Steven R. Pruchansky	Boston, MA 02210-2805	Boston, MA 02217-1000
*Members of the Audit Committee
†Non-Independent Trustee	Subadviser
	Sovereign Asset	Legal counsel
	Management LLC	Wilmer Cutler Pickering
	101 Huntington Avenue	Hale and Dorr LLP
Officers	Boston, MA 02199	60 State Street
Keith F. Hartstein		Boston, MA 02109-1803
President and
Chief Executive Officer	Principal distributor
William H. King	John Hancock Funds, LLC
Vice President and Treasurer	601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Technology Fund.

830SA 4/06
6/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: June 27, 2006